Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP and include the accounts of the Company and its wholly owned subsidiaries. The Company consolidates entities where it has a controlling financial interest, as defined by ASC 810, “Consolidation”.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

In accordance with ASC 810-10, consolidation applies to:

●	Entities with more than 50% voting interest, unless control is not with the Company; and
●	Variable Interest Entities (VIEs), where the Company is the primary beneficiary, possessing both (i) power over significant activities and (ii) the obligation to absorb losses or receive benefits.

All intercompany transactions and balances are eliminated in consolidation. The Company continuously evaluates its investments and relationships to assess consolidation requirements.

Principles of Consolidation

The consolidated financial statements have been prepared in accordance with U.S. GAAP and include the accounts of the Company and its wholly owned subsidiaries. The Company consolidates entities where it has a controlling financial interest, as defined by ASC 810, “Consolidation”.

In accordance with ASC 810-10, consolidation applies to:

●	Entities with more than 50% voting interest, unless control is not with the Company; and
●	Variable Interest Entities (VIEs), where the Company is the primary beneficiary, possessing both (i) power over significant activities and (ii) the obligation to absorb losses or receive benefits.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

All intercompany transactions and balances are eliminated in consolidation. The Company continuously evaluates its investments and relationships to assess consolidation requirements.

Business Combinations and Asset Acquisitions

Business Combinations and Asset Acquisitions

The Company accounts for acquisitions in accordance with ASC 805, Business Combinations. Transactions that meet the definition of a business are accounted for using the acquisition method of accounting. Transactions that do not meet the definition of a business are accounted for as asset acquisitions under ASC 805-50. The Company also evaluates whether a transaction should be accounted for as a reverse acquisition under ASC 805-40.

In connection with acquisitions, the Company assesses the applicable SEC reporting requirements, including Regulation S-X Rule 3-05 for financial statements of significant businesses acquired and Regulation S-X Article 11 for pro forma financial information.

Disclosures related to the nature of the acquired business and the impact of the acquisition on the Company’s operations are provided in accordance with Regulation S-K Items 101 and 303. For hotel property acquisitions, the Company also evaluates the applicability of Regulation S-X Rule 3-14.

Business Combinations

For transactions classified as business combinations, the Company:

●	Recognizes and measures identifiable assets acquired, liabilities assumed, and noncontrolling interests at their fair values at the acquisition.
●	Records goodwill as the excess of the fair value of consideration transferred over the fair value of net assets acquired, including any previously held equity interests.
●	Expenses acquisition-related costs as incurred.
●	Uses preliminary purchase price allocations, with adjustments permitted within the measurement period (not exceeding one year). Adjustments beyond the measurement period are recorded in earnings.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Significant judgments in fair value determinations include:

●	Intangible asset valuations, based on estimates of future cash flows and discount rates.
●	Useful life assessments, impacting amortization and financial results.

For SEC registrants, Regulation S-X, Rule 3-05 may require audited financial statements of the acquired business if the acquisition is significant. The determination of significance follows Rule 1-02(w) of Regulation S-X, which considers investment, asset, and income tests.

Asset Acquisitions

For transactions classified as asset acquisitions under ASC 805-50, the Company:

●	Applies the “screen test” to determine whether substantially all of the fair value of gross assets acquired is concentrated in a single identifiable asset or group of similar assets.
●	Allocates the purchase price using a cost accumulation model, assigning costs to acquired assets based on their relative fair values.
●	Capitalizes direct acquisition costs as part of the asset’s cost, unlike business combinations where such costs are expensed.

The classification between business combinations and asset acquisitions requires significant judgment, particularly when applying the screen test. Incorrect classification can materially impact:

●	The recognition of goodwill (only in business combinations).
●	The measurement and presentation of acquired assets and assumed liabilities.
●	The Company’s financial position and results of operations.

Regulatory and Financial Reporting Considerations

For SEC registrants, acquisitions may trigger additional disclosure and reporting requirements:

Regulation S-X, Rule 3-05 (Business Acquisitions):

Applies to acquisitions of operating businesses. If significance thresholds are met, the registrant must provide separate business-level financial statements (up to three years).

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Regulation S-X, Article 11:

Requires pro forma financial information when an acquisition is significant, including adjustments reflecting the impact of the acquisition on the registrant’s financial statements.

Form 8-K, Item 2.01:

Requires timely reporting of material acquisitions, including disclosure of the nature of the acquired business or property and, when applicable, financial statements and pro forma information under Item 9.01.

The Company continuously evaluates acquisitions, to ensure proper classification and compliance with ASC 805, SEC reporting requirements, and regulatory guidance.

Goodwill and Impairment

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination. Goodwill is not amortized, but is reviewed for impairment at least annually (in the fourth quarter) or more frequently if events or changes in circumstances indicate the carrying value of goodwill may not be recoverable.

For impairment testing purposes, goodwill is assigned to the reporting unit(s) expected to benefit from the synergies of the acquisition. The Company performs either a qualitative assessment (“Step 0”) to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value, or a quantitative assessment when required.

●	If the qualitative assessment indicates potential impairment, the Company estimates the fair value of the reporting unit and compares it with its carrying amount, including goodwill.
●	If the carrying amount exceeds fair value, an impairment charge is recognized for the difference, not to exceed the carrying value of goodwill.

Significant judgments in goodwill impairment testing include:

●	Determining the appropriate reporting units.
●	Forecasting future cash flows.
●	Selecting appropriate discount rates and market multiples.
●	Assessing macroeconomic factors, industry trends, and Company-specific performance.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Impairment Charges

Fiscal Year End June 30, 2026

The Company did not record any goodwill impairments during the three and six months ended December 31, 2025 and 2024, respectively.

Fiscal Year End June 30, 2025

The Company recorded a goodwill impairment charge of $897,542 for the year ended June 30, 2025.

The 2025 impairment charge relates to goodwill arising from the acquisition of FHVH (recorded during the fiscal year ended June 30, 2024), which was determined to be not recoverable based on the Company’s annual impairment testing under ASC 350, Intangibles—Goodwill and Other. The impairment was recognized after management concluded that the carrying amount of the related reporting unit exceeded its fair value.

Business Combinations and Asset Acquisitions

The Company accounts for acquisitions in accordance with ASC 805, “Business Combinations,” and applicable SEC reporting requirements under Regulation S-X, Rule 3-05 and Regulation S-K, Items 101 and 303. Transactions qualifying as business combinations are accounted for under the acquisition method, while those classified as asset acquisitions follow the guidance in ASC 805-50. Additionally, the Company evaluates whether a transaction qualifies as a reverse acquisition under ASC 805-40 and applies the appropriate accounting and disclosure requirements.

Business Combinations

For transactions classified as business combinations, the Company:

●	Recognizes and measures identifiable assets acquired, liabilities assumed, and noncontrolling interests at their fair values at the acquisition.
●	Records goodwill as the excess of the fair value of consideration transferred over the fair value of net assets acquired, including any previously held equity interests.
●	Expenses acquisition-related costs as incurred.
●	Uses preliminary purchase price allocations, with adjustments permitted within the measurement period (not exceeding one year). Adjustments beyond the measurement period are recorded in earnings.

Significant judgments in fair value determinations include:

●	Intangible asset valuations, based on estimates of future cash flows and discount rates.
●	Useful life assessments, impacting amortization and financial results.
●	Contingent consideration, which is remeasured at fair value through earnings.

For SEC registrants, Regulation S-X, Rule 3-05 may require audited financial statements of the acquired business if the acquisition is significant. The determination of significance follows Rule 1-02(w) of Regulation S-X, which considers investment, asset, and income tests.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Asset Acquisitions

For transactions classified as asset acquisitions under ASC 805-50, the Company:

●	Applies the “screen test” to determine whether substantially all of the fair value of gross assets acquired is concentrated in a single identifiable asset or group of similar assets.
●	Allocates the purchase price using a cost accumulation model, assigning costs to acquired assets based on their relative fair values.
●	Capitalizes direct acquisition costs as part of the asset’s cost, unlike business combinations where such costs are expensed.

The classification between business combinations and asset acquisitions requires significant judgment, particularly when applying the screen test. Incorrect classification can materially impact:

●	The recognition of goodwill (only in business combinations).
●	The measurement and presentation of acquired assets and assumed liabilities.
●	The Company’s financial position and results of operations.

Regulatory and Financial Reporting Considerations

For SEC registrants, acquisitions may trigger additional disclosure and reporting requirements:

●	Regulation S-X, Rule 3-05: Requires separate financial statements of the acquired business if it meets significance thresholds under Rule 1-02(w).
●	Regulation S-K, Item 101: Requires disclosure of the impact of material acquisitions on the Company’s business operations.
●	Regulation S-K, Item 303: Mandates discussion of the impact of acquisitions on the Company’s financial condition and results of operations in Management’s Discussion and Analysis (MD&A).
●	Regulation S-X, Article 11: Requires pro forma financial statements if the acquisition is significant.
●	Form 8-K, Item 2.01: Immediate reporting requirements for material acquisitions, including reverse mergers.

The Company continuously evaluates acquisitions, to ensure proper classification and compliance with ASC 805, SEC reporting requirements, and regulatory guidance.

Goodwill and Impairment

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination. Goodwill is not amortized, but is reviewed for impairment at least annually (in the fourth quarter) or more frequently if events or changes in circumstances indicate the carrying value of goodwill may not be recoverable.

For impairment testing purposes, goodwill is assigned to the reporting unit(s) expected to benefit from the synergies of the acquisition. The Company performs either a qualitative assessment (“Step 0”) to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value, or a quantitative assessment when required.

●	If the qualitative assessment indicates potential impairment, the Company estimates the fair value of the reporting unit and compares it with its carrying amount, including goodwill.
●	If the carrying amount exceeds fair value, an impairment charge is recognized for the difference, not to exceed the carrying value of goodwill.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Significant judgments in goodwill impairment testing include:

●	Determining the appropriate reporting units.
●	Forecasting future cash flows.
●	Selecting appropriate discount rates and market multiples.
●	Assessing macroeconomic factors, industry trends, and Company-specific performance.

Impairment Charges

The Company recorded a goodwill impairment charge of $897,542 for the year ended June 30, 2025, and no impairment for the year ended June 30, 2024, respectively.

The 2025 impairment charge relates to goodwill arising from the acquisition of FHVH (recorded during the fiscal year ended June 30, 2024), which was determined to be not recoverable based on the Company’s annual impairment testing under ASC 350, Intangibles—Goodwill and Other. The impairment was recognized after management concluded that the carrying amount of the related reporting unit exceeded its fair value.

Business Segments and Expense Disclosure

Business Segments and Expense Disclosure

The Company follows ASC 280, Segment Reporting, which requires public entities to report financial and descriptive information about their reportable operating segments.

An operating segment is a component of a public entity that:

●	Engages in business activities from which it may earn revenues and incur expenses;
●	Has operating results that are regularly reviewed by the Chief Operating Decision Maker (“CODM,” which is our Chief Executive Officer) to make decisions about resource allocation and performance assessment; and
●	Has discrete financial information available.

Based on the nature of the Company’s operations and the information regularly reviewed by the CODM, management has determined that the Company operates in three reportable segments: Foodservice Packaging Distribution, Robotics-as-a-Service (RaaS), and Hotel Operations.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Reportable Segments

Following the acquisition of SWC Group, Inc. (d/b/a CarryOutSupplies.com) on March 31, 2025, the commencement of commercial activities under the Robotics-as-a-Service (“RaaS”) model, and the acquisitions of two hotel properties during the six months ended December 31, 2025, management determined that the Company operates in three reportable segments:

1. Foodservice Packaging Distribution

Conducted through SWC Group, Inc. (d/b/a CarryOutSupplies.com).

This segment provides wholesale distribution of disposable foodservice packaging products, including printed paper cups, plastic cups, food containers, bags, and related consumable items. Revenue is generated from the sale and shipment of products to customers. This segment commenced operations in connection with the acquisition on March 31, 2025.

2. Robotics-as-a-Service (RaaS)

Conducted through TechForce Robotics, Inc. (formerly Skytech Automated Solutions, Inc.) and Future Hospitality Ventures Holdings, Inc.

This segment provides automation solutions for foodservice and hospitality environments under multi-year lease and service arrangements. Revenue is generated from recurring monthly service fees for the use of robotics equipment, remote monitoring, software services, and maintenance support.

3. Hotel Operations

Conducted through Victorville Treasure Holdings, LLC and Treasure Mountain Holdings, LLC, the Company’s wholly owned subsidiaries that own the hotel properties acquired in Victorville and Rancho Mirage, California, respectively.

This segment generates revenue from lodging and related guest services, including room rentals and ancillary offerings such as food, beverage, and other guest amenities. The hotels also serve as deployment and testing environments for the Company’s automation technologies. This segment commenced operations in connection with the acquisitions completed on August 27, 2025 and September 30, 2025.

The CODM evaluates performance and allocates resources based on segment-level financial information, including revenues and operating results. As such, management has concluded that Foodservice Packaging Distribution, RaaS, and Hotel Operations represent separate reportable operating segments under ASC 280.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

See Note 13 - Segment Information.

Discontinued Operations

The Company’s legacy Snacks and Beverages activity has been discontinued. The results of this activity are presented separately from continuing operations.

Segment Expense Disclosure

Effective for the fiscal year ending June 30, 2026, the Company adopted ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amended guidance requires enhanced disclosures about reportable segment expenses, including:

●	Significant segment expenses that are regularly provided to and reviewed by the CODM
●	The measure of segment profit or loss used by the CODM
●	A description of other segment items included in that measure
●	How expense amounts are allocated among segments

The CODM evaluates segment performance based on segment revenues and segment operating income (loss). The CODM is not provided with, nor does he review further disaggregated expense information below the operating income (loss) level, other than consolidated-level expenses that are not allocated to the segments.

Accordingly, the Company’s disclosures include the segment revenues and segment operating income (loss) reviewed by the CODM, as well as “other segment items” necessary to reconcile segment profit (loss) to consolidated loss before income taxes. No additional segment-level expense categories are required to be presented under ASU 2023-07 because no such detailed expense information is provided to or used by the CODM in assessing segment performance.

Business Segments and Expense Disclosure

The Company follows ASC 280, Segment Reporting, which requires public entities to report financial and descriptive information about their reportable operating segments.

An operating segment is a component of a public entity that:

●	Engages in business activities from which it may earn revenues and incur expenses;
●	Has operating results that are regularly reviewed by the Chief Operating Decision Maker (“CODM,” which is our Chief Executive Officer) to make decisions about resource allocation and performance assessment; and
●	Has discrete financial information available.

Reportable Segments

Beginning in fiscal year 2025, following the acquisition of SWC Group, Inc. (d/b/a CarryOutSupplies.com) and the commencement of commercial activities under the Robotics-as-a-Service (RaaS) model, management determined that the Company operates in two reportable segments:

1.	Foodservice Packaging Distribution

○	Conducted through SWC Group, Inc.
○	Provides wholesale distribution of disposable foodservice packaging products, including printed paper cups, plastic cups, food containers, bags, and related consumables.

2.	Robotics-as-a-Service (RaaS)

○	Conducted through Skytech Automated Solutions, Inc. and Future Hospitality Venture Holdings, Inc.
○	Provides automation solutions to foodservice and hospitality environments through non-cancellable lease and service arrangements.

The CODM evaluates operating performance and allocates resources at the segment level.

Accordingly, the Company has concluded that Foodservice Packaging Distribution and RaaS represent separate reportable segments.

See Note 13 - Segment Information.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Discontinued Operations

The Company’s legacy Snacks and Beverages activity has been discontinued. The results of this activity are presented separately from continuing operations.

Segment Expense Disclosure and ASU 2023-07

The Company adopted ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, effective January 1, 2024. This guidance requires disclosure of significant segment expenses that are regularly provided to the CODM. The CODM reviews financial results at the segment level for revenues and operating income but does not review disaggregated expenses below the segment operating results.

Accordingly, no additional segment-level expense disclosures are presented beyond the revenue and operating results included in the Company’s segment footnote tables.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the reporting date, and the recognition of revenues and expenses during the reporting period. Actual results may differ from those estimates, and such differences may be material.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Estimates and assumptions are evaluated on an ongoing basis and are based on historical experience, current economic conditions, industry trends, and other relevant quantitative and qualitative factors. Changes in estimates are recorded in the period in which they become known and are accounted for prospectively.

Significant estimates for the six months ended December 31, 2025 and the year ended June 30, 2025, respectively, include:

●	Allowance for doubtful accounts and other receivables;
●	Inventory valuation and obsolescence reserves;
●	Fair value measurements related to business combinations under ASC 805, including:

●	Purchase price consideration, including the fair value of Series C Convertible
●	Preferred Stock issued as acquisition consideration;
●	Identifiable intangible assets;
●	Property and equipment;
●	Contingent consideration; and
●	Allocation of purchase price to identifiable assets and liabilities, including the resulting goodwill;

●	Impairment assessment of goodwill and indefinite-lived intangible assets;
●	Impairment assessment of long-lived assets, including finite-lived intangible assets and property and equipment;
●	Fair value of derivative liabilities;
●	Classification of convertible preferred stock between temporary equity and permanent equity;
●	Valuation of stock-based compensation;
●	Estimated useful lives of property and equipment and finite-lived intangible assets;
●	Assessment of the Company’s ability to continue as a going concern;
●	Valuation of loss contingencies; and
●	Valuation allowance on deferred tax assets and assessment of uncertain tax positions.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the recognition of revenues and expenses during the reporting period. Actual results may differ from these estimates, and such differences could be material.

Changes in estimates are recorded in the period in which they become known and are accounted for prospectively.

The Company bases its estimates on historical experience, industry trends, and other relevant factors, incorporating both quantitative and qualitative assessments that it believes are reasonable under the circumstances.

Significant estimates for the years ended June 30, 2025 and 2024, respectively, include:

●	Allowance for doubtful accounts and other receivables
●	Inventory reserves and classifications
●	Valuation of goodwill and intangible assets (acquired in an acquisition)
●	Impairment losses related to goodwill and intangible assets
●	Valuation of loss contingencies
●	Valuation of stock-based compensation
●	Estimated useful lives of property and equipment
●	Uncertain tax positions
●	Valuation allowance on deferred tax assets

Concentrations

Risks, Uncertainties and Concentrations

The Company operates across multiple industries — including foodservice packaging distribution, robotics-as-a-service (“RaaS”), and hotel operations — that are each subject to competitive, economic, and operational risks. In accordance with ASC 275, *Risks and Uncertainties*, the Company evaluates and discloses risks that could significantly affect the amounts reported in the near term, including risks arising from the use of estimates and current vulnerability due to concentrations.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Concentrations of Risk

Revenue and Asset Concentration

Substantially all of the Company’s hospitality segment revenue is generated from two hotel properties located in Victorville and Rancho Mirage, California. These properties also represent a significant portion of the Company’s total assets. A decline in performance at either property — whether due to local economic conditions, competitive pressures, natural disasters, or loss of franchise rights — could have a material adverse effect on the Company’s consolidated financial position and results of operations.

Geographic Concentration

The Company’s hotel operations, robotics deployment activities, and warehouse and distribution facilities are concentrated in the State of California. As a result, the Company is disproportionately exposed to regulatory changes, economic conditions, natural disasters, and labor market dynamics specific to that state.

Franchise Concentration

The Company’s hotel properties operate under franchise agreements with established national hotel brands. The Company’s ability to generate hospitality revenue depends on maintaining compliance with franchise brand standards, including property maintenance requirements, periodic upgrades, and participation in brand programs. Loss of one or both franchise agreements could materially impair the Company’s hospitality operations and the carrying value of the related assets.

Customer Concentration

As of December 31, 2025, no single customer accounted for 10% or more of the Company’s consolidated revenues.

Within the Foodservice Packaging Distribution segment, the Company serves a diversified base of small to mid-sized foodservice operators, with no material dependence on any single customer.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Supplier Concentration

The Company sources robotics components and hardware from a limited number of domestic and international suppliers. Certain components used in the Company’s robotic systems may be available from sole or limited sources. An interruption in supply, quality issues, or changes in supplier pricing or availability could delay deployments and adversely affect the Company’s RaaS operations. Within the Foodservice Packaging Distribution segment, the Company sources products from multiple domestic and international manufacturers, with no material dependence on any single supplier.

Key Personnel

The Company is dependent on the continued services of its Chief Executive Officer, who also serves as Chief Financial Officer and controls 1,000 shares of Series A Super Voting Preferred Stock, providing effective voting control over the Company. The loss of its Chief Executive Officer’s services could have a material adverse effect on the Company’s operations and strategic direction.

Significant Estimates Subject to Near-Term Variability

Certain of the Company’s estimates are particularly sensitive to changes in conditions in the near term. These include:

Fair value of acquired assets and assumed liabilities

The Company completed two hotel property acquisitions during the six months ended December 31, 2025. The purchase price allocations involve significant estimates regarding the fair values of property and equipment, identifiable intangible assets, contingent consideration, and goodwill. Adjustments to preliminary valuations within the measurement period could materially affect reported amounts. See Note 9.

Goodwill and intangible asset impairment

The Company has recorded goodwill and intangible assets in connection with its business combinations. Declines in projected revenues, changes in market conditions, or other adverse developments could result in impairment charges that may be material.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Derivative liabilities

The Company has outstanding convertible instruments with variable conversion features that require fair value measurement at each reporting date. Changes in the Company’s stock price, volatility assumptions, or other inputs could result in material changes to the reported fair value of these liabilities.

Going concern

As discussed in the Liquidity and Going Concern note, the Company’s ability to continue as a going concern is dependent on obtaining additional financing. The outcome of this uncertainty could materially affect the recoverability and classification of recorded asset amounts and the amounts and classification of liabilities.

Other Risks

The Company’s financial performance may also be affected by broader macroeconomic factors, including inflationary pressures, interest rate fluctuations, labor market constraints, supply chain disruptions, and changes in consumer demand. The Company is also subject to federal, state, and local regulations related to manufacturing and distribution, automation equipment, franchise operations, hotel licensing, labor practices, and financial reporting. Noncompliance could result in fines, penalties, or operational restrictions.

The Company operates across multiple industries—including foodservice packaging distribution, robotics-as-a-service (“RaaS”), and hotel operations—that are each subject to unique competitive, economic, and operational risks. These industries are characterized by rapid changes in market dynamics, evolving customer preferences, technological innovation, and sensitivity to macroeconomic conditions. As a result, the Company is exposed to various risks and uncertainties that may materially impact its financial condition, results of operations, cash flows, and strategic objectives.

Concentrations

The Company evaluates concentrations of risk in accordance with ASC 275-10, Risks and Uncertainties. A concentration exists when a single customer, supplier, geographic region, or other external factor accounts for a significant portion of revenues, receivables, or supply chain activity (typically >10%).

Disclosure is required only when it is reasonably possible that such concentration could result in a severe near-term impact on the Company’s financial position, results of operations, or cash flows.

As of June 30, 2025 and 2024, the Company has evaluated its customer, supplier, and geographic exposures and determined that no such concentrations exist that meet the threshold for disclosure.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company accounts for financial instruments in accordance with Financial Accounting Standards Board (FASB) ASC 820, Fair Value Measurements, which establishes a framework for measuring fair value and requires related disclosures. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the Company’s principal market or, if none exists, the most advantageous market for the asset or liability.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Fair Value Hierarchy

ASC 820 requires the use of observable inputs whenever available and establishes a three-tier hierarchy for measuring fair value:

●	Level 1 – Quoted market prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 – Observable inputs other than quoted prices in active markets, such as quoted prices for similar assets and liabilities or inputs that are directly or indirectly observable.
●	Level 3 – Unobservable inputs that require significant judgment, including management assumptions and estimates based on available market data.

The classification of an asset or liability within the hierarchy is based on the lowest level of input that is significant to the fair value measurement. Level 3 valuations generally require more judgment and complexity, often involving a combination of cost, market, or income approaches, as well as assumptions about market conditions, pricing, and other factors.

Fair Value Determination and Use of External Advisors

The Company assesses the fair value of its financial instruments and, where appropriate, may engage external valuation specialists to assist in determining fair value. While management believes that recorded fair values are reasonable, they may not necessarily reflect net realizable values or future fair values.

Financial Instruments Carried at Historical Cost

The Company’s financial instruments—including cash, accounts receivable, accounts payable and accrued expenses (including related party balances), and certain debt instruments—are recorded at historical cost. As of December 31, 2025 and June 30, 2025, respectively, the carrying amounts of these instruments approximated their fair values due to their short-term maturities.

Fair Value of Financial Instruments

The Company accounts for financial instruments in accordance with Financial Accounting Standards Board (FASB) ASC 820, Fair Value Measurements, which establishes a framework for measuring fair value and requires related disclosures. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the Company’s principal market or, if none exists, the most advantageous market for the asset or liability.

Fair Value Hierarchy

ASC 820 requires the use of observable inputs whenever available and establishes a three-tier hierarchy for measuring fair value:

●	Level 1 – Quoted market prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 – Observable inputs other than quoted prices in active markets, such as quoted prices for similar assets and liabilities or inputs that are directly or indirectly observable.
●	Level 3 – Unobservable inputs that require significant judgment, including management assumptions and estimates based on available market data.

The classification of an asset or liability within the hierarchy is based on the lowest level of input that is significant to the fair value measurement. Level 3 valuations generally require more judgment and complexity, often involving a combination of cost, market, or income approaches, as well as assumptions about market conditions, pricing, and other factors.

Fair Value Determination and Use of External Advisors

The Company assesses the fair value of its financial instruments and, where appropriate, may engage external valuation specialists to assist in determining fair value. While management believes that recorded fair values are reasonable, they may not necessarily reflect net realizable values or future fair values.

Financial Instruments Carried at Historical Cost

The Company’s financial instruments—including cash, accounts receivable, accounts payable and accrued expenses (including related party balances), and certain debt instruments—are recorded at historical cost. As of June 30, 2025 and 2024, respectively, the carrying amounts of these instruments approximated their fair values due to their short-term maturities.

Cash and Cash Equivalents and Concentration of Credit Risk

Cash and Cash Equivalents and Concentration of Credit Risk

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid instruments with a maturity of three months or less at the purchase date and money market accounts to be cash equivalents.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

At December 31, 2025 and June 30, 2025, respectively, the Company did not have any cash equivalents.

The Company is exposed to credit risk on its cash and cash equivalents in the event of default by the financial institutions to the extent account balances exceed the amount insured by the FDIC, which is $250,000.

At December 31, 2025 and June 30, 2025, respectively, the Company did not experience any losses on cash balances in excess of FDIC insured limits.

Cash and Cash Equivalents and Concentration of Credit Risk

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid instruments with a maturity of three months or less at the purchase date and money market accounts to be cash equivalents.

At June 30, 2025 and 2024, respectively, the Company did not have any cash equivalents.

The Company is exposed to credit risk on its cash and cash equivalents in the event of default by the financial institutions to the extent account balances exceed the amount insured by the FDIC, which is $250,000.

At June 30, 2025 and 2024, respectively, the Company did not experience any losses on cash balances in excess of FDIC insured limits.

Accounts Receivable

Accounts Receivable

The Company accounts for accounts receivable in accordance with ASC 310, Receivables. Accounts receivable are stated at their net realizable value, which represents the amounts expected to be collected from customers.

Trade receivables primarily arise from:

●	Foodservice Packaging Distribution – invoiced product sales
●	RaaS – monthly service fees billed in advance
●	Hotel Operations –

● Guest ledger receivables, representing charges incurred by in-house guests prior to settlement at check-out

● City ledger receivables, representing amounts due from corporate accounts, groups, travel agencies, and other third-party billing arrangements

The Company does not require collateral and does not accrue interest on past-due balances.

Allowance for Expected Credit Losses

The Company evaluates the collectability of accounts receivable and records an allowance for credit losses in accordance with ASC 326, Financial Instruments—Credit Losses (“CECL”). The allowance is estimated using a provision matrix approach based on:

●	historical loss experience by revenue stream,
●	customer aging and payment trends,
●	current economic conditions, and
●	reasonable and supportable forecasts.

Guest ledger balances generally have short settlement periods and historically low loss experience, while city ledger balances and trade receivables are evaluated based on aging, customer credit quality, and historical write-offs.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Receivables sharing similar risk characteristics are evaluated collectively. Amounts determined to be uncollectible are written off against the allowance when collection efforts have been exhausted.

Allowance for expected credit losses was $51,962 and $51,962, at December 31, 2025 and June 30, 2025, respectively.

The following is a summary of the Company’s accounts receivable at December 31, 2025 and June 30, 2025:

	December 31, 2025	June 30, 2025

Accounts receivable	$213,053	$98,177
Less: allowance for credit losses	51,962	51,962
Accounts receivable - net	$161,091	$46,215

Bad Debt Expense

For the three and six months ended December 31, 2025 and 2024, bad debt was as follows:

Three Months Ended December 31,
2025	2024
$5,019	$-

Six Months Ended December 31,
2025	2024
$66,177	$48,610

Bad debt expense (recovery) is recorded as a component of general and administrative expenses in the accompanying consolidated statements of operations.

Bad debt expense related to the discontinued Snack and Beverages business, has been presented within discontinued operations.

Accounts Receivable

The Company accounts for accounts receivable in accordance with ASC 310, Receivables. Receivables are recorded at their net realizable value, which represents the amount management expects to collect from outstanding customer balances.

The Company extends credit to customers based on an evaluation of their financial condition and other factors. The Company does not require collateral, and interest is not accrued on overdue accounts receivable.

Allowance for Credit Losses

Management periodically assesses the collectability of accounts receivable and establishes an allowance for doubtful accounts as needed. The allowance is determined based on:

●	A review of outstanding accounts,
●	Historical collection experience, and
●	Current economic conditions

Accounts deemed uncollectible are written off against the allowance when determined to be uncollectible.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Allowance for credit losses was $51,962 and $0, for the years ended June 30, 2025 and 2024, respectively.

Applicability of ASC 326 (“CECL”) to Accounts Receivable

Accounts receivable consist primarily of short-term trade receivables arising from the sale of goods and services. These receivables are carried at amortized cost and are subject to the expected credit loss model under ASC 326, Financial Instruments—Credit Losses.

The Company estimates expected credit losses using a provision matrix based on historical loss experience, adjusted for current economic conditions and reasonable and supportable forecasts. Receivables with similar risk characteristics are evaluated collectively.

The allowance for credit losses is presented as a contra-asset to accounts receivable on the consolidated balance sheet, and changes in the allowance are recognized in selling, general, and administrative expenses . Accounts are written off when collection efforts are exhausted and the receivable is deemed uncollectible.

The following is a summary of the Company’s accounts receivable at June 30, 2025 and 2024:

	June 30, 2025	June 30, 2024

Accounts receivable	$98,177	$-
Less: allowance for credit losses	51,962	-
Accounts receivable - net	$46,215	$-

Bad Debt Expense

For the years ended June 30, 2025 and 2024, bad debt was as follows:

	Year Ended June 30,
	2025	2024
Bad debt expense	$153,059	$-

Bad debt expense (recovery) is recorded as a component of general and administrative expenses in the accompanying consolidated statements of operations.

Bad debt expense related to the discontinued Snack and Beverages business, has been presented within discontinued operations.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Inventory

Inventory

The Company accounts for inventory in accordance with ASC 330, Inventory. Inventory is stated at the lower of cost or net realizable value (“LCNRV”) using the first-in, first-out (FIFO) method. Inventory consists of items held for sale or use in the ordinary course of business across the Company’s operating segments.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Continuing Operations

As of December 31, 2025 and June 30, 2025, inventory consisted primarily of:

●	Foodservice Packaging Distribution:

Finished goods including paper cups, plastic cups, food containers, bags, and other disposable consumables.

●	Robotics-as-a-Service (RaaS):

None. Inventory used in RaaS deployments (e.g., spare parts, components) is expensed as incurred and not carried as inventory.

●	Hotel Operations:

Food and beverage inventory and retail/minibar items held for sale. Hotel operating supplies not held for sale—such as guest amenities, linens, and cleaning supplies—are expensed as incurred and excluded from inventory.

Inventory Valuation and Reserves

Management evaluates inventory at each reporting date to determine whether reserves are required for slow-moving, obsolete, or impaired items. In performing this assessment, management considers:

●	aging and turnover trends;
●	expected future demand;
●	historical usage and spoilage (particularly for perishable hotel F&B items);
●	current market and pricing conditions; and
●	estimated net realizable value.

Adjustments to inventory reserves are recorded within cost of revenues in the period identified.

No inventory write-downs or adjustments to LCNRV were recorded during the three and six months ended December 31, 2025 or 2024, respectively.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

At December 31, 2025 and June 30, 2025, inventory was as follows:

Classification	December 31, 2025	June 30, 2025
Packaging and supplies	$396,942	$319,491
Food and beverage	40,781	-
Total Inventory	$437,723	$319,491

Included in these amounts were $54,213 and $92,513 of inventory in transit, respectively.

Inventory

The Company accounts for inventory in accordance with ASC 330, Inventory. Inventory consists solely of snacks and related ingredients and packaging, and is stated at the lower of cost or net realizable value (“LCNRV”) using the first-in, first-out (FIFO) method.

Continuing Operations

As of June 30, 2025, inventory consisted primarily of:

●	Foodservice Packaging Distribution: Finished goods including paper cups, plastic cups, food containers, bags, and related consumables.
●	Robotics-as-a-Service (RaaS): None.

Management evaluates inventories each reporting period to assess whether reserves are necessary for slow-moving, obsolete, or impaired items. In performing this assessment, management considers market conditions, expected demand, aging trends, turnover rates, and estimated net realizable value.

Discontinued Operations

Inventories related to the Company’s legacy Snacks and Beverages business are classified within assets of discontinued operations in the consolidated balance sheets.

For the years ended June 30, 2025 and 2024, respectively, the Company did not record any provisions for inventory obsolescence or impairment.

At June 30, 2025 and 2024, the Company had inventory of $319,491 and $0, respectively. Included in these amounts were $92,513 and $0 of inventory in transit, respectively.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost, net of accumulated depreciation, in accordance with ASC 360, “Property, Plant, and Equipment.” Depreciation is calculated using the straight-line method over the estimated useful lives of the assets.

Repairs and maintenance expenditures that do not materially extend the useful life of an asset are expensed as incurred. Significant improvements or upgrades that increase the asset’s productivity, efficiency, or useful life are capitalized.

Property Improvement Plans (“PIPs”)

In connection with operating franchised hotel properties, the Company is periodically required under its franchise agreements to complete Property Improvement Plans (“PIPs”), which generally include renovations, replacements, and upgrades to guestrooms, public areas, building systems, and other components of the hotels.

PIP-related expenditures are evaluated under ASC 360 to determine whether they should be capitalized or expensed:

●	Capitalized PIP costs

PIP costs are capitalized when they represent betterments or improvements that:

● extend the useful life of the asset;

● increase the asset’s capacity or efficiency;

● materially upgrade the property to meet current brand standards; or

● replace major components of the hotel.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Capitalized PIP costs are recorded as part of buildings and improvements or FF&E and depreciated over their estimated useful lives.

●	Expensed as incurred

Routine repairs, maintenance, cosmetic refreshes, and other PIP activities that do not extend useful life or enhance the asset’s functionality are expensed as incurred.

The determination of whether a PIP expenditure should be capitalized or expensed requires judgment and is based on the nature of the work performed, the condition of the underlying assets, and the extent to which the PIP activity enhances or extends the property’s utility.

Disposals

Upon disposal or sale of property and equipment, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized in the statement of operations.

Property and Equipment

Property and equipment are recorded at cost, net of accumulated depreciation, in accordance with ASC 360, “Property, Plant, and Equipment.” Depreciation is calculated using the straight-line method over the estimated useful lives of the assets.

Repairs and maintenance expenditures that do not materially extend the useful life of an asset are expensed as incurred. Significant improvements or upgrades that increase the asset’s productivity, efficiency, or useful life are capitalized.

Upon disposal or sale of property and equipment, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized in the statement of operations.

The Company evaluates the carrying value of property and equipment whenever events or changes in circumstances indicate that the asset may be impaired. If impairment indicators exist, the Company assesses recoverability based on the undiscounted future cash flows expected from the use and disposition of the asset. If the carrying amount exceeds the estimated recoverable amount, an impairment loss is recognized.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company evaluates the recoverability of long-lived assets, including identifiable intangible assets, in accordance with FASB ASC 360-10-35-15, Impairment or Disposal of Long-Lived Assets.

An impairment review is triggered when events or circumstances indicate that the carrying value of an asset group may not be recoverable. Factors considered include, but are not limited to:

●	Significant changes in expected performance compared to prior forecasts,
●	Changes in asset utilization, including discontinued or modified use,
●	Negative industry or economic trends that impact asset value, and
●	Strategic shifts in the Company’s business operations.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Impairment Assessment Process

When impairment indicators exist, the Company performs a recoverability test by comparing the undiscounted future cash flows expected to be generated from the use and ultimate disposition of the asset group to its carrying amount.

●	If the undiscounted cash flows exceed the carrying amount, no impairment is recognized.
●	If the undiscounted cash flows are less than the carrying amount, an impairment loss is recognized, measured as the excess of the carrying amount over the fair value of the asset.

Impairment Results

For the three and six months ended December 31, 2025 and 2024, respectively, the Company did not record any impairment losses.

Impairment of Long-lived Assets

The Company evaluates the recoverability of long-lived assets, including identifiable intangible assets, in accordance with FASB ASC 360-10-35-15, Impairment or Disposal of Long-Lived Assets.

An impairment review is triggered when events or circumstances indicate that the carrying value of an asset group may not be recoverable. Factors considered include, but are not limited to:

●	Significant changes in expected performance compared to prior forecasts,
●	Changes in asset utilization, including discontinued or modified use,
●	Negative industry or economic trends that impact asset value, and
●	Strategic shifts in the Company’s business operations.

Impairment Assessment Process

When impairment indicators exist, the Company performs a recoverability test by comparing the undiscounted future cash flows expected to be generated from the use and ultimate disposition of the asset group to its carrying amount.

●	If the undiscounted cash flows exceed the carrying amount, no impairment is recognized.
●	If the undiscounted cash flows are less than the carrying amount, an impairment loss is recognized, measured as the excess of the carrying amount over the fair value of the asset.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Impairment Results

For the years ended June 30, 2025 and 2024, the Company did not record any impairment losses.

Derivative Liabilities

Derivative Liabilities

The Company evaluates financial instruments containing characteristics of both liabilities and equity in accordance with FASB ASC 480, Distinguishing Liabilities from Equity, and FASB ASC 815, Derivatives and Hedging.

Accounting for Derivative Liabilities

Derivative liabilities are revalued at fair value at each reporting period, with changes in fair value recognized in the results of operations as a gain or loss on derivative remeasurement. The Company uses a Black-Scholes option pricing model to determine the fair value of these instruments.

Conversion and Extinguishment of Derivative Liabilities

When a debt instrument with an embedded conversion option (e.g., convertible debt or warrants) is converted into shares of common stock or repaid, the Company:

●	Records the newly issued shares at fair value;
●	Derecognizes all related debt, derivative liabilities, and unamortized debt discounts; and
●	Recognizes a gain or loss on debt extinguishment, if applicable.

For equity-based derivative liabilities (e.g., warrants) that are extinguished, any remaining liability balance is reclassified to additional paid-in capital.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Reclassification of Equity Instruments to Liabilities

Equity instruments initially classified as equity may be reclassified as liabilities if they no longer meet equity classification criteria. In such cases, they are remeasured at fair value on the date of reclassification, with changes recognized in earnings.

Derivative Liability Balances

As of December 31, 2025 and June 30, 2025, the Company had derivative liabilities of $3,190,262 and $1,102,992, respectively.

Included in these totals are amounts to related parties of $270,610 and $297,227, respectively.

See Notes 11 and 12.

Derivative Liabilities

The Company evaluates financial instruments containing characteristics of both liabilities and equity in accordance with FASB ASC 480, Distinguishing Liabilities from Equity, and FASB ASC 815, Derivatives and Hedging.

Accounting for Derivative Liabilities

Derivative liabilities are revalued at fair value at each reporting period, with changes in fair value recognized in the results of operations as a gain or loss on derivative remeasurement. The Company uses a Black-Scholes option pricing model to determine the fair value of these instruments.

Conversion and Extinguishment of Derivative Liabilities

When a debt instrument with an embedded conversion option (e.g., convertible debt or warrants) is converted into shares of common stock or repaid, the Company:

●	Records the newly issued shares at fair value;
●	Derecognizes all related debt, derivative liabilities, and unamortized debt discounts; and
●	Recognizes a gain or loss on debt extinguishment, if applicable.

For equity-based derivative liabilities (e.g., warrants) that are extinguished, any remaining liability balance is reclassified to additional paid-in capital.

Reclassification of Equity Instruments to Liabilities

Equity instruments initially classified as equity may be reclassified as liabilities if they no longer meet equity classification criteria. In such cases, they are remeasured at fair value on the date of reclassification, with changes recognized in earnings.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Derivative Liability Balances

As of June 30, 2025 and 2024, the Company had derivative liabilities of $1,102,992 and $0, respectively.

Original Issue Discounts and Other Debt Discounts

Original Issue Discounts and Other Debt Discounts

The Company accounts for original issue discounts (OID) and other debt discounts in accordance with FASB ASC 835-30, Interest—Imputation of Interest. These discounts are recorded as a reduction of the carrying amount of the related debt and are amortized to interest expense over the term of the debt using the effective interest method, unless the straight-line method is materially similar.

Original Issue Discounts (OID)

For certain notes issued, the Company may provide the debt holder with an original issue discount (OID), which is recorded as a debt discount, reducing the face value of the note. The discount is amortized to interest expense over the term of the debt in the Consolidated Statements of Operations.

Stock and Other Equity Issued with Debt

The Company may issue common stock or other equity instruments in connection with debt issuance. When stock is issued, it is recorded at fair value and treated as a debt discount, reducing the carrying amount of the note. These discounts are amortized to interest expense over the life of the debt.

The combined debt discounts, including OID and stock-related discounts, cannot exceed the face amount of the debt.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Debt Issuance Costs

Debt issuance costs, including fees paid to lenders or third parties, are capitalized as a debt discount and amortized to interest expense over the life of the debt. These costs are presented as a direct deduction from the carrying amount of the debt liability rather than as a separate asset.

Original Issue Discounts and Other Debt Discounts

The Company accounts for original issue discounts (OID) and other debt discounts in accordance with FASB ASC 835-30, Interest—Imputation of Interest. These discounts are recorded as a reduction of the carrying amount of the related debt and are amortized to interest expense over the term of the debt using the effective interest method, unless the straight-line method is materially similar.

Original Issue Discounts (OID)

For certain notes issued, the Company may provide the debt holder with an original issue discount (OID), which is recorded as a debt discount, reducing the face value of the note. The discount is amortized to interest expense over the term of the debt in the Consolidated Statements of Operations.

Stock and Other Equity Issued with Debt

The Company may issue common stock or other equity instruments in connection with debt issuance. When stock is issued, it is recorded at fair value and treated as a debt discount, reducing the carrying amount of the note. These discounts are amortized to interest expense over the life of the debt.

The combined debt discounts, including OID and stock-related discounts, cannot exceed the face amount of the debt.

Debt Issuance Costs

Debt issuance costs, including fees paid to lenders or third parties, are capitalized as a debt discount and amortized to interest expense over the life of the debt. These costs are presented as a direct deduction from the carrying amount of the debt liability rather than as a separate asset.

Right of Use Assets and Lease Obligations

Right of Use Assets and Lease Obligations

The Company accounts for right-of-use (ROU) assets and lease liabilities in accordance with FASB ASC 842, Leases. These amounts reflect the present value of the Company’s estimated future minimum lease payments over the lease term, including any reasonably certain renewal options, discounted using a collateralized incremental borrowing rate.

The Company classifies its leases as either operating or finance leases. The Company’s leases primarily consist of operating leases, which are included as Right-of-Use Assets and Operating Lease Liabilities on the consolidated balance sheets.

Short-Term Leases

The Company has elected the short-term lease exemption, whereby leases with a term of 12 months or less are not recorded on the balance sheet. Instead, lease payments are expensed on a straight-line basis over the lease term.

Lease Term and Renewal Options

In determining the lease term, the Company evaluates whether renewal options are reasonably certain to be exercised. Factors considered include:

●	The useful life of leasehold improvements relative to the lease term,
●	The economic performance of the business at the leased location,
●	The comparative cost of renewal rates versus market rates, and
●	The presence of any significant economic penalties for non-renewal.

If a renewal option is deemed reasonably certain to be exercised, the ROU asset and lease liability reflect those additional future lease payments. The Company’s operating leases contain renewal options with no residual value guarantees. Currently, management does not expect to exercise any renewal options, which are therefore excluded in the measurement of lease obligations.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Discount Rate and Lease Liability Measurement

Since the implicit rate in the leases is not readily determinable, the Company applies an incremental borrowing rate that represents the rate it would incur to borrow on a collateralized basis over a similar term and currency environment.

Lease Impairment

The Company evaluates ROU assets for impairment indicators whenever events or changes in circumstances suggest the carrying amount may not be recoverable. No impairments of ROU assets were recognized for the three and six months ended December 31, 2025 and 2024, respectively.

See Note 15.

Right of Use Assets and Lease Obligations

The Company accounts for right-of-use (ROU) assets and lease liabilities in accordance with FASB ASC 842, Leases. These amounts reflect the present value of the Company’s estimated future minimum lease payments over the lease term, including any reasonably certain renewal options, discounted using a collateralized incremental borrowing rate.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

The Company classifies its leases as either operating or finance leases. The Company’s leases primarily consist of operating leases, which are included as Right-of-Use Assets and Operating Lease Liabilities on the consolidated balance sheets.

Short-Term Leases

The Company has elected the short-term lease exemption, whereby leases with a term of 12 months or less are not recorded on the balance sheet. Instead, lease payments are expensed on a straight-line basis over the lease term.

Lease Term and Renewal Options

In determining the lease term, the Company evaluates whether renewal options are reasonably certain to be exercised. Factors considered include:

●	The useful life of leasehold improvements relative to the lease term,
●	The economic performance of the business at the leased location,
●	The comparative cost of renewal rates versus market rates, and
●	The presence of any significant economic penalties for non-renewal.

If a renewal option is deemed reasonably certain to be exercised, the ROU asset and lease liability reflect those additional future lease payments. The Company’s operating leases contain renewal options with no residual value guarantees. Currently, management does not expect to exercise any renewal options, which are therefore excluded in the measurement of lease obligations.

Discount Rate and Lease Liability Measurement

Since the implicit rate in the leases is not readily determinable, the Company applies an incremental borrowing rate that represents the rate it would incur to borrow on a collateralized basis over a similar term and currency environment.

Lease Impairment

The Company evaluates ROU assets for impairment indicators whenever events or changes in circumstances suggest the carrying amount may not be recoverable. No impairments of ROU assets were recognized for the years ended June 30, 2025 and 2024, respectively.

At June 30, 2025 and 2024, the Company did not have any long term leases requiring disclosure.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Revenue is recognized when control of promised goods or services transfers to customers, in an amount that reflects the consideration expected to be received. The Company applies the five-step revenue recognition model prescribed by ASC 606, as described below.

Revenue Streams

The Company currently generates revenue primarily from the following three (3) sources:

1.	Foodservice Packaging – Revenues from the wholesale distribution of disposable foodservice packaging products, including both custom-printed and stock paper cups, plastic cups, food containers, bags, and related consumable items. Sales are primarily transacted through the Company’s e-commerce platform and are recognized upon shipment or delivery of goods to the customer, depending on the terms of sale.

2.	Robotics-as-a-Service (RaaS) – Revenues generated under multi-year service arrangements for automation solutions deployed in the foodservice and hospitality industries. These arrangements generally include recurring monthly service fees for the use of robotic systems, together with implementation and integration services, maintenance, and technical support. Revenue is recognized over time as services are rendered in accordance with the terms of each contract.

3.	Hospitality Operations – Revenues derived from the ownership and operation of hotel properties, including room rentals, food and beverage sales, and ancillary guest services such as event hosting, parking, and other amenities. Revenue is recognized at the time the related goods or services are provided to guests.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

The Company previously generated revenues from the sale of packaged snack and beverage products. This activity has been discontinued and is presented separately as discontinued operations (see Note 14 – Discontinued Operations).

A. Foodservice Packaging Distribution

Revenue from the distribution of disposable foodservice packaging products is derived exclusively from business customers on a wholesale basis through the Company’s e-commerce platform and direct sales channels. Customer contracts typically contain a single performance obligation: delivery of the ordered products.

The Company has elected to account for shipping and handling activities that occur after the customer obtains control as fulfillment costs rather than as separate performance obligations, in accordance with the practical expedient under ASC 606-10-25-18A. Because sales are exclusively to registered businesses, the Company collects and remits sales taxes where required; sales to businesses are exempt only when valid resale or exemption certificates are obtained.

B. Robotics as a Service

Revenue from Robotics-as-a-Service (“RaaS”) arrangements is recognized over time as services are provided under multi-year customer service agreements, which typically follow an initial pilot and site-preparation period. Contracts generally include a recurring monthly service fee covering access to robotic equipment, automation software, monitoring, and support services. Although agreements are typically multi-year in duration, the related performance obligation is the continuous provision of RaaS services, and revenue is recognized ratably each month as services are delivered.

The Company owns and deploys all robotic equipment, including hardware, software, and related components, which remain the property of the Company throughout the term of the arrangement. Customers do not obtain control over the deployed units. The Company retains physical possession of the equipment, directs how and when the robotic systems perform their designated tasks through proprietary software, determines operational parameters and scheduling, performs all servicing, maintenance, and software updates, and retains the right to substitute units at its discretion without customer approval. Because the customer does not have the right to obtain substantially all of the economic benefits from the equipment or the right to direct its use, management has concluded that these arrangements do not contain a lease component under ASC 842, Leases. Accordingly, the entire arrangement is accounted for under ASC 606, Revenue from Contracts with Customers.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Certain arrangements may include one-time activities such as installation, integration, or training. These activities are not distinct performance obligations and are accounted for as part of the overall service contract, with related fees recognized over the contract term. Ongoing support includes remote technical assistance, software updates, and maintenance, all of which are included in the recurring monthly service fee.

The Company generally invoices customers monthly in arrears for services rendered. Because the Company has a right to consideration in an amount that corresponds directly with the value of performance completed to date, revenue is measured using the right-to-invoice practical expedient under ASC 606-10-55-18. Contract assets and contract liabilities (deferred revenue) related to RaaS arrangements are not significant.

C. Hospitality Operations

Revenue from hospitality operations is generated primarily from the ownership and management of hotel properties. The Company’s hotel revenues consist of (i) room revenues, (ii) food and beverage revenues, and (iii) other ancillary revenues such as meeting and event space rentals, parking, and miscellaneous guest services.

1.	Room Revenues. Revenue from room rentals is recognized on a daily basis as rooms are occupied, as each night of occupancy represents a distinct performance obligation with control transferring to the guest at the point the room is made available and occupied. Payments are typically due at check-out or are settled by credit card upon completion of the stay. Advance deposits received prior to guest arrival are recorded as contract liabilities (deferred revenue) until the related stay occurs.

2.	Food and Beverage Revenues. Revenue from restaurant, bar, catering, and banquet operations is recognized at the point in time the related goods or services are provided to the guest. In cases where deposits are received for catered events or group bookings, such amounts are recorded as deferred revenue until the event takes place.

3.	Other Ancillary Revenues. Revenue from parking, resort fees, event space rentals, and other guest services is recognized when the service is rendered or the rental period has elapsed.

The Company acts as the principal in substantially all hospitality transactions, as it controls the goods and services prior to transfer to the customer. Revenues are presented net of any sales or occupancy taxes collected on behalf of governmental authorities.

The timing of billing and payment for hotel operations typically coincides with the satisfaction of performance obligations; therefore, contract assets and contract liabilities related to hospitality revenues are not significant.

The timing of billing and payment for hotel operations typically coincides with the satisfaction of performance obligations; therefore, contract assets and contract liabilities related to hospitality revenues are not significant.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

D. Snacks and Beverages (Discontinued Operations)

The Company previously generated revenue from the sale of snack and beverage products. This activity has been discontinued and is presented as discontinued operations in the accompanying consolidated financial statements.

For periods prior to discontinuation, revenue was recognized net of slotting fees, trade promotions, discounts, and other sales incentives, which were classified as variable consideration. Variable consideration was estimated based on historical experience, contractual terms, and current promotional strategies. Estimates were reviewed and updated each reporting period, and revenue was recognized only to the extent it was probable that a significant reversal would not occur.

No revenues or expenses from this activity are expected to contribute to the Company’s future results.

The Company follows the five-step revenue recognition model:

1. Identify the Contract with a Customer

A contract exists when:

●	The agreement creates enforceable rights and obligations;
●	It has commercial substance;
●	Payment terms are defined and consideration is determinable;
●	Collection is probable

Customer credit risk is assessed at contract inception and updated periodically.

For Robotics-as-a-Service (“RaaS”) contracts, agreements are non-cancellable for an initial 36-month term (except for breach), and automatically renew for one-year periods unless terminated. Management accounts for renewals as new contracts.

For Hospitality Operations, contracts with customers are typically short-term in nature. Individual room bookings, restaurant transactions, and event bookings constitute distinct contracts with clearly defined payment terms. Deposits received in advance of stays or events represent contract liabilities until performance obligations are satisfied.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

2. Identify the Performance Obligations

Foodservice Packaging – Each order represents a single performance obligation: shipment or delivery of the ordered goods.

Robotics-as-a-Service (RaaS) – Robotics-as-a-Service (RaaS) – Each contract contains a single bundled performance obligation, representing the continuous provision of robotic equipment and related services, including installation, integration, training, maintenance, and technical support. Installation and training are not distinct, as customers cannot benefit from the robots without integration. One-time implementation activities, when billed, are included in the overall service obligation and recognized over the contract term.

Hospitality Operations – Each guest contract contains one or more distinct performance obligations, depending on the nature of the service:

● Room revenue: each night of occupancy represents a distinct performance obligation satisfied over time.

● Food and beverage: each sale represents a distinct performance obligation satisfied at the point in time when the good or service is provided.

● Event or banquet services: represent a single performance obligation satisfied when the event occurs.

● Other ancillary services (e.g., parking, resort fees): represent distinct performance obligations satisfied when the service is rendered.

Snacks and Beverages (Discontinued) – Historically, each sale represented a single performance obligation for delivery of products. These activities were discontinued as of June 30, 2025, and results are presented as discontinued operations.

3. Determine the Transaction Price

Foodservice Packaging – Transaction price consists primarily of fixed consideration based on contract or list pricing.

RaaS – Transaction price consists of fixed monthly service fees over the 36-month initial term. Invoices are issued monthly, and payments are generally due as services are provided.

Contracts do not include material variable consideration, and the Company historically has not collected consideration prior to performance. As a result, contract liabilities (deferred revenue) are not significant.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Hospitality Operations – Transaction price consists primarily of fixed consideration stated in room rates, menu prices, or event contracts. Room and restaurant sales are typically settled at the point of sale, while deposits for group or event bookings are collected in advance and recorded as deferred revenue until the related service is provided. Variable consideration, such as discounts or promotional rates, is reflected in the transaction price when known. Taxes collected on behalf of governmental authorities (e.g., sales or occupancy taxes) are excluded from revenue.

Snacks and Beverages (Discontinued) – Transaction price included fixed consideration plus variable consideration such as slotting fees, promotions, and rebates.

4. Allocate the Transaction Price

Contracts generally contain only a single performance obligation (product delivery for Packaging, continuous monthly service for RaaS, or a single stay, sale, or event for Hospitality). Accordingly, the entire transaction price is allocated to that performance obligation.

5. Recognize Revenue When (or As) Performance Obligations Are Satisfied

Foodservice Packaging – Revenue is recognized at a point in time when control of the goods transfers to the customer (generally upon shipment or delivery).

RaaS – Revenue is recognized over time, ratably each month, as customers simultaneously receive and consume the benefits of the continuous service.

Hospitality Operations –

● Room revenue: recognized over time on a daily basis as each night of occupancy occurs.

● Food and beverage: recognized at a point in time when goods or services are provided.

● Event, banquet, and ancillary services: recognized when the event occurs or the service is rendered.

Advance deposits for rooms or events are recorded as deferred revenue until performance obligations are satisfied.

Snacks and Beverages (Discontinued) – Revenue was historically recognized at a point in time upon shipment or delivery.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Principal vs. Agent Considerations

In accordance with ASC 606-10-55-36 through 55-40, the Company evaluated whether it acts as principal or agent in each of its revenue streams. The assessment considers whether the Company (i) obtains control of goods or services before transfer to the customer, (ii) has discretion in establishing pricing, (iii) is primarily responsible for fulfillment, and (iv) is exposed to inventory or service-level risks.

Based on this analysis, the Company reached the following conclusions:

1. Foodservice Packaging Distribution

The Company acts as a principal in foodservice packaging sales.

●	The Company designs, sources, and controls products prior to transfer.
●	The Company has discretion in pricing.
●	The Company is responsible for fulfillment, including warehousing and logistics.
●	The Company bears inventory risk prior to transfer.

Revenue is recognized on a gross basis for foodservice packaging sales.

2. Robotics-as-a-Service (RaaS)

The Company acts as a principal in RaaS arrangements.

●	The Company provides customers with continuous access to robotic equipment and related services.
●	The Company controls the equipment and services before and during the transfer period.
●	The Company has discretion over pricing and contract terms.
●	The Company is responsible for providing and maintaining the service throughout the contract term.

Revenue is recognized on a gross basis for RaaS service contracts.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

3. Hospitality Operations

The Company acts as a principal in all hospitality operations.

● The Company owns and operates all hotels and controls the goods and services prior to transfer.

● The Company sets room rates, menu prices, and event charges at its discretion.

● The Company is responsible for providing accommodations, food and beverage, and related services directly to guests.

● The Company bears the risks and rewards associated with hotel operations, including occupancy, cost, and service delivery risks.

Revenue is recognized on a gross basis for all hospitality activities.

4. Snacks and Beverages (Discontinued Operations)

Prior to discontinuation, the Company acted as a principal in snack and beverage sales.

●	The Company controlled inventory prior to transfer.
●	The Company set pricing at its discretion.
●	The Company was responsible for fulfillment of its performance obligations.
●	The Company bore inventory risk until sale.

Revenue was recognized on a gross basis for snack and beverage sales, prior to classification as discontinued operations.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Summary of Compliance with ASC 606 and ASU Updates

Revenue Stream	Entity	Performance Obligation	Recognition Timing	Consideration Type

Foodservice Packaging	SWC	Shipment of goods to customer	Point in time - revenue is recognized when control transfers upon shipment	Fixed price (wholesale contracts); excludes sales tax

Robotics as a Service (RaaS)	Skytech and FHVH	Provision of robotics equipment access, remote monitoring software, and related support services over the contract term	Over time - revenue is recognized ratably over the 36-month contract term, as the Company has a contractual right to payment for services rendered to date.	Fixed monthly consideration, billed in advance Non-cancellable 36-month contracts with auto renewals

Hotel Operations	Victorville/Rancho Mirage	Provision of lodging and related guest services (rooms, food, beverage, and other ancillary services)	Point in time – revenue is recognized when the performance obligation is satisfied, typically upon guest occupancy (for rooms) or at the time goods/services are provided (for food, beverage, and ancillary services).	Fixed transaction price, generally settled at check-out. Prices exclude sales tax.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, as amended. Revenue is recognized when control of promised goods or services transfers to customers, in an amount that reflects the consideration expected to be received.

Revenue Streams

The Company currently generates revenue primarily from the following two (2) sources:

1.	Foodservice Packaging – The wholesale distribution of disposable foodservice packaging products, including custom-printed and stock paper cups, plastic cups, food containers, bags, and related consumables, primarily through the Company’s e-commerce platform.
2.	Robotics-as-a-Service (RaaS) – Multi-year service arrangements for automation solutions in the foodservice and hospitality industries. These generate recurring monthly service revenues, supplemented by implementation and integration services, ongoing maintenance, and technical support.

The Company previously generated revenues from the sale of packaged snack and beverage products. This activity has been discontinued and is presented separately as discontinued operations (see Note 14 – Discontinued Operations).

To provide further clarity on the nature, timing, and recognition of revenue, the Company’s revenue streams are discussed below:

A. Foodservice Packaging Distribution

Revenue from the distribution of disposable foodservice packaging products is derived exclusively from business customers on a wholesale basis through the Company’s e-commerce platform and direct sales channels. Customer contracts typically contain a single performance obligation: delivery of the ordered products. Shipping and handling activities that occur after the customer obtains control are accounted for as fulfillment costs and not as separate performance obligations. Because sales are exclusively to registered businesses, the Company collects and remits sales taxes where required; sales to businesses are exempt only when valid resale/exemption certificates are obtained.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

B. Robotics as a Service

Revenue from Robotics-as-a-Service (“RaaS”) arrangements is recognized over time as services are provided under multi-year customer service agreements, which typically follow an initial pilot and site preparation period. Contracts generally include a recurring monthly service fee covering access to robotic equipment, automation software, monitoring, and support services. Although agreements are typically multi-year in duration, the related performance obligation is the continuous provision of RaaS services, and revenue is recognized ratably each month as services are delivered.

The Company owns and deploys all robotic equipment, including hardware, software, and related components, which remain the property of the Company. Customers do not obtain control over the units; instead, the Company retains responsibility for operation, servicing, refurbishment, and replacement as necessary. Management evaluated these arrangements under ASC 842 Leases and concluded they do not contain a lease because customers do not control the use of the robotic units. Accordingly, revenue is recognized under ASC 606 Revenue from Contracts with Customers.

Certain arrangements may include one-time activities such as installation, integration, or training. These activities are not distinct performance obligations and are accounted for as part of the overall service contract, with related fees recognized over the contract term. Ongoing support includes remote technical assistance, software updates, and maintenance, all of which are included in the recurring service fee.

The Company generally invoices customers monthly, with payments due monthly. As a result, contract assets and contract liabilities (deferred revenue) are not significant.

C. Snacks and Beverages (Discontinued Operations)

The Company previously generated revenue from the sale of snack and beverage products. This activity has been discontinued and is presented as discontinued operations in the accompanying consolidated financial statements.

For periods prior to discontinuation, revenue was recognized net of slotting fees, trade promotions, discounts, and other sales incentives, which were classified as variable consideration. Variable consideration was estimated based on historical experience, contractual terms, and current promotional strategies. Estimates were reviewed and updated each reporting period, and revenue was recognized only to the extent it was probable that a significant reversal would not occur.

No revenues or expenses from this activity are expected to contribute to the Company’s future results.

The Company follows the five-step revenue recognition model:

1. Identify the Contract with a Customer

A contract exists when:

●	The agreement creates enforceable rights and obligations;
●	It has commercial substance;
●	Payment terms are defined and consideration is determinable;
●	Collection is probable

Customer credit risk is assessed at contract inception and updated periodically.

For Robotics-as-a-Service (“RaaS”) contracts, agreements are non-cancellable for an initial 36-month term (except for breach), and automatically renew for one-year periods unless terminated. Management accounts for renewals as new contracts.

2. Identify the Performance Obligations

Foodservice Packaging – Each order represents a single performance obligation: shipment or delivery of the ordered goods.

Robotics-as-a-Service (RaaS) – Robotics-as-a-Service (RaaS) – Each contract contains a single bundled performance obligation, representing the continuous provision of robotic equipment and related services, including installation, integration, training, maintenance, and technical support. Installation and training are not distinct, as customers cannot benefit from the robots without integration. One-time implementation activities, when billed, are included in the overall service obligation and recognized over the contract term.

Snacks and Beverages (Discontinued) – Historically, each sale represented a single performance obligation for delivery of products. These activities were discontinued as of June 30, 2025, and results are presented as discontinued operations.

3. Determine the Transaction Price

Foodservice Packaging – Transaction price consists primarily of fixed consideration based on contract or list pricing.

RaaS – Transaction price consists of fixed monthly service fees over the 36-month initial term. Invoices are issued monthly, and payments are generally due as services are provided.

Contracts do not include material variable consideration, and the Company historically has not collected consideration prior to performance. As a result, contract liabilities (deferred revenue) are not significant.

Snacks and Beverages (Discontinued) – Transaction price included fixed consideration plus variable consideration such as slotting fees, promotions, and rebates.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

4. Allocate the Transaction Price

Contracts generally contain only a single performance obligation (product delivery for Packaging, or continuous service provision (monthly) for RaaS). Accordingly, the entire transaction price is allocated to that performance obligation.

5. Recognize Revenue When (or As) Performance Obligations Are Satisfied

Foodservice Packaging – Revenue is recognized at a point in time, when control of the goods transfers to the customer (generally upon shipment or delivery).

RaaS – Revenue is recognized over time, ratably each month, as customers simultaneously receive and consume the benefits of the continuous service.

Snacks and Beverages (Discontinued) – Revenue was historically recognized at a point in time upon shipment or delivery.

Principal vs. Agent Considerations

In accordance with ASC 606-10-55-36 through 55-40, the Company evaluated whether it acts as principal or agent in each of its revenue streams. The assessment considers whether the Company (i) obtains control of goods or services before transfer to the customer, (ii) has discretion in establishing pricing, (iii) is primarily responsible for fulfillment, and (iv) is exposed to inventory or service-level risks.

Based on this analysis, the Company reached the following conclusions:

1. Foodservice Packaging Distribution

The Company acts as a principal in foodservice packaging sales.

●	The Company designs, sources, and controls products prior to transfer.
●	The Company has discretion in pricing.
●	The Company is responsible for fulfillment, including warehousing and logistics.
●	The Company bears inventory risk prior to transfer.

Revenue is recognized on a gross basis for foodservice packaging sales.

2. Robotics-as-a-Service (RaaS)

The Company acts as a principal in RaaS arrangements.

●	The Company provides customers with continuous access to robotic equipment and related services.
●	The Company controls the equipment and services before and during the transfer period.
●	The Company has discretion over pricing and contract terms.
●	The Company is responsible for providing and maintaining the service throughout the contract term.

Revenue is recognized on a gross basis for RaaS service contracts.

3. Snacks and Beverages (Discontinued Operations)

Prior to discontinuation, the Company acted as a principal in snack and beverage sales.

●	The Company controlled inventory prior to transfer.
●	The Company set pricing at its discretion.
●	The Company was responsible for fulfillment of its performance obligations.
●	The Company bore inventory risk until sale.

Revenue was recognized on a gross basis for snack and beverage sales, prior to classification as discontinued operations.

Summary of Compliance with ASC 606 and ASU Updates

Revenue Stream	Entity	Performance Obligation	Recognition Timing	Consideration Type

Foodservice Packaging	SWC	Shipment to customer	Point in time upon shipment	Fixed price (wholesale contracts); excludes sales tax

Robotics as a Service (RaaS)	Skytech and FHVH	Provision of robotics services over the contract term	Over time on a monthly basis	Fixed monthly consideration, billed in advance Non-cancellable 36-month contracts with auto renewals

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Contract Liabilities (Deferred Revenue)

Contract Liabilities (Deferred Revenue)

Contract liabilities represent amounts received in advance of performance obligations being satisfied. These primarily relate to deposits for future hotel stays, events, or banquet services, which are recognized as revenue when the related lodging or services are provided.

For the Company’s Robotics-as-a-Service (“RaaS”) and foodservice packaging operations, invoicing and payment generally occur as performance obligations are satisfied; therefore, deferred revenue balances in these segments are not material.

As of December 31, 2025 and June 30, 2025, the Company had deferred revenue of $548,398 and $557,725, respectively.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

The following represents the Company’s disaggregation of revenues for the six months ended December 31, 2025 and 2024:

	Six Months Ended December 31,
	2025		2024

	Revenue	% of Revenues	Revenue	% of Revenues
Foodservice Packaging	$734,826	24.72%	$-	0.00%
Robotics as a Service (RaaS)	67,118	2.26%	-	0.00%
Hotels	2,170,112	73.02%	-	0.00%
Total revenues - net	$2,972,056	100.00%	$-	0.00%

Revenue is disaggregated by primary revenue stream, consistent with the Company’s reportable segments and the nature, timing, and uncertainty of revenue recognition described herein.

The Company did not generate revenues from continuing operations during the six months ended December 31, 2024.

Revenues from discontinued snack and beverage operations are presented separately in Note 14.

Cost of Sales

Cost of Sales

1. Continuing Operations – Cost of Sales

Foodservice Packaging

Cost of sales for foodservice packaging consists of direct costs incurred to source, warehouse, and distribute packaging products. These costs are recognized in the same period as the related revenue.

Cost components primarily include:

● Purchased Materials – Packaging products sourced from third-party manufacturers and suppliers.

● Freight and Distribution – Outbound shipping costs, warehouse handling, and fuel surcharges.

● Warehousing and Logistics – Facility, labor, and utilities associated with storage and inventory management.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Robotics-as-a-Service (RaaS)

Cost of sales for RaaS consists of direct costs incurred to provide robotic services under multi-year service contracts. These costs are recognized in the same period as the related revenue.

Cost components primarily include:

●	Equipment Depreciation – Depreciation of robotic units deployed to customer sites.
●	Installation and Training Costs – Initial setup, integration, and training services provided to customers.
●	Maintenance and Support – Ongoing technical support, repair, and software updates.
●	Hosting and Connectivity – Cloud infrastructure and communication costs to enable remote monitoring and performance of robots.

These costs are recognized ratably over the contract term, consistent with the recognition of RaaS revenue.

Hotel Operations

Cost of sales for hotel operations consists of direct costs incurred to provide lodging, food and beverage, and related guest services. These costs are recognized in the same period as the related revenue.

Cost components primarily include:

● Room Operations – Housekeeping, front office, maintenance, laundry, and utilities directly related to guest accommodations.

● Food and Beverage – Cost of food, beverages, and related consumables used in restaurant, bar, and banquet operations.

● Labor and Benefits – Wages, benefits, and payroll taxes for personnel directly involved in providing guest services.

● Operating Supplies and Guest Amenities – Costs of linens, toiletries, and other consumables provided to guests.

● Other Direct Costs – Contract services, credit card commissions, and minor operating equipment.

Depreciation of hotel buildings, furnishings, and equipment is not included in cost of sales and is presented separately as Depreciation and Amortization within operating expenses.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

2. Discontinued Operations – Cost of Sales

Cost of sales related to the Company’s legacy Snacks and Beverages business is presented within discontinued operations and excluded from the amounts above.

Cost of Sales

1. Continuing Operations – Cost of Sales

Foodservice Packaging

Cost of sales for foodservice packaging consists of direct costs incurred to source, warehouse, and distribute packaging products. These costs are recognized in the same period as the related revenue.

Cost components primarily include:

●	Purchased Materials – Packaging products sourced from third-party manufacturers and suppliers.
●	Freight and Distribution – Outbound shipping costs, warehouse handling, and fuel surcharges.
●	Warehousing and Logistics – Facility, labor, and utilities associated with storage and inventory management.

Robotics-as-a-Service (RaaS)

Cost of sales for RaaS consists of direct costs incurred to provide robotic services under multi-year service contracts. These costs are recognized in the same period as the related revenue.

Cost components primarily include:

●	Equipment Depreciation – Depreciation of robotic units deployed to customer sites.
●	Installation and Training Costs – Initial setup, integration, and training services provided to customers.
●	Maintenance and Support – Ongoing technical support, repair, and software updates.
●	Hosting and Connectivity – Cloud infrastructure and communication costs to enable remote monitoring and performance of robots.

These costs are recognized ratably over the contract term, consistent with the recognition of RaaS revenue.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

2. Discontinued Operations – Cost of Sales

Cost of sales related to the Company’s legacy Snacks and Beverages business is presented within discontinued operations and excluded from the amounts above.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method prescribed by FASB ASC 740, Income Taxes. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities. These deferred amounts are measured using enacted tax rates expected to apply in the periods when the temporary differences are expected to reverse.

The effect of a change in tax law or tax rates on deferred tax balances is recognized in the period in which the change is enacted.

All deferred tax assets and liabilities are presented as noncurrent in the Company’s consolidated balance sheet, regardless of the classification of the related asset or liability for financial reporting purposes.

Uncertain Tax Positions

The Company evaluates uncertain tax positions, which requires that a tax position be recognized in the financial statements only if it is more likely than not (greater than 50% likelihood) to be sustained upon examination by tax authorities.

As of December 31, 2025 and June 30, 2025, respectively, the Company had no uncertain tax positions that qualified for recognition or disclosure in the financial.

The Company also recognizes interest and penalties related to uncertain tax positions in other expense in the consolidated statement of operations. No interest and penalties were recorded for the six months ended December 31, 2025 and 2024, respectively.

Income Taxes

The Company accounts for income taxes using the asset and liability method prescribed by FASB ASC 740, Income Taxes. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities. These deferred amounts are measured using enacted tax rates expected to apply in the periods when the temporary differences are expected to reverse.

The effect of a change in tax law or tax rates on deferred tax balances is recognized in the period in which the change is enacted.

All deferred tax assets and liabilities are presented as noncurrent in the Company’s consolidated balance sheet, regardless of the classification of the related asset or liability for financial reporting purposes.

Uncertain Tax Positions

The Company evaluates uncertain tax positions, which requires that a tax position be recognized in the financial statements only if it is more likely than not (greater than 50% likelihood) to be sustained upon examination by tax authorities.

As of June 30, 2025 and 2024, respectively, the Company had no uncertain tax positions that qualified for recognition or disclosure in the financial.

The Company also recognizes interest and penalties related to uncertain tax positions in other expense in the consolidated statement of operations. No interest and penalties were recorded for the years ended June 30, 2025 and 2024, respectively.

Valuation of Deferred Tax Assets

Valuation of Deferred Tax Assets

The Company’s deferred tax assets include certain future tax benefits, such as net operating losses (NOLs), tax credits, and deductible temporary differences. A valuation allowance is required if it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.

The Company reviews the realizability of deferred tax assets on a quarterly basis, or more frequently if circumstances warrant, considering both positive and negative.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Factors Considered in Valuation Allowance Assessment

The Company evaluates multiple factors in determining whether a valuation allowance is necessary, including:

●	Historical earnings trends (cumulative pre-tax income or losses in the most recent three-year period)
●	Future financial projections, including expected taxable income based on long-term estimates of business performance and market conditions
●	Statutory carryforward periods for net operating losses and other deferred tax assets
●	Prudent and feasible tax planning strategies that could impact the realization of deferred tax assets
●	Nature and predictability of temporary differences and the timing of their reversal
●	Sensitivity of financial forecasts to external factors such as commodity prices, market demand, and operational risks

While cumulative three-year losses are a strong indicator that a valuation allowance may be needed, a valuation allowance determination is not solely based on past losses—all available positive and negative evidence must be considered.

Valuation Allowance Determination

At December 31, 2025 and June 30, 2025, respectively, the Company recorded a full valuation allowance against its deferred tax assets, resulting in a net carrying amount of $0. This determination was based on cumulative losses in recent years and the lack of sufficient positive evidence to support the realization of deferred tax assets in the near term.

The Company will continue to evaluate its valuation allowance each reporting period and will recognize deferred tax assets in the future if sufficient positive evidence emerges to support their realization.

Valuation of Deferred Tax Assets

The Company’s deferred tax assets include certain future tax benefits, such as net operating losses (NOLs), tax credits, and deductible temporary differences. A valuation allowance is required if it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

The Company reviews the realizability of deferred tax assets on a quarterly basis, or more frequently if circumstances warrant, considering both positive and negative.

Factors Considered in Valuation Allowance Assessment

The Company evaluates multiple factors in determining whether a valuation allowance is necessary, including:

●	Historical earnings trends (cumulative pre-tax income or losses in the most recent three-year period)
●	Future financial projections, including expected taxable income based on long-term estimates of business performance and market conditions
●	Statutory carryforward periods for net operating losses and other deferred tax assets
●	Prudent and feasible tax planning strategies that could impact the realization of deferred tax assets
●	Nature and predictability of temporary differences and the timing of their reversal
●	Sensitivity of financial forecasts to external factors such as commodity prices, market demand, and operational risks

While cumulative three-year losses are a strong indicator that a valuation allowance may be needed, a valuation allowance determination is not solely based on past losses—all available positive and negative evidence must be considered.

Valuation Allowance Determination

At June 30, 2025 and 2024, respectively, the Company recorded a full valuation allowance against its deferred tax assets, resulting in a net carrying amount of $0. This determination was based on cumulative losses in recent years and the lack of sufficient positive evidence to support the realization of deferred tax assets in the near term.

The Company will continue to evaluate its valuation allowance each reporting period and will recognize deferred tax assets in the future if sufficient positive evidence emerges to support their realization.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred, “Advertising Costs.” These costs are recognized as operating expenses in the period in which they are incurred and are classified within general and administrative expenses in the consolidated statements of operations.

Advertising expense related to the discontinued Snack and Beverages business, has been presented within discontinued operations.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

The Company recognized marketing and advertising costs during the three and six months ended December 31, 2025 and 2024, respectively as follows:

Three Months Ended December 31,
2025	2024

$60,022	$-

Six Months Ended December 31,
2025	2024

$90,052	$-

Advertising Costs

Advertising costs are expensed as incurred, “Advertising Costs.” These costs are recognized as operating expenses in the period in which they are incurred and are classified within general and administrative expenses in the consolidated statements of operations.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Advertising expense related to the discontinued Snack and Beverages business, has been presented within discontinued operations.

The Company recognized marketing and advertising costs during the years ended June 30, 2025 and 2024, respectively as follows:

	Year Ended June 30,
	2025	2024

Total Sales and Marketing	$20,595	$18,624

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation,” using the fair value-based method. Under this guidance, compensation cost is measured at the grant date based on the fair value of the award and is recognized over the requisite service period, typically the vesting period.

ASC 718 establishes accounting standards for transactions in which an entity exchanges its equity instruments for goods or services. It also applies to transactions where an entity incurs liabilities based on the fair value of its equity instruments or liabilities that may be settled using equity instruments.

The Company applies the fair value method for equity instruments granted to both employees and non-employees, aligning non-employee share-based payment accounting with that of employees. The fair value of stock-based compensation is determined as of the grant date or the measurement date (i.e., when the performance obligation is completed) and is recognized over the vesting period.

The Company determines the fair value of stock options using the Black-Scholes option pricing model, considering the following key assumptions:

●	Exercise price – The agreed-upon price at which the option can be exercised.
●	Expected dividends – The anticipated dividend yield over the expected life of the option.
●	Expected volatility – Based on historical stock price fluctuations.
●	Risk-free interest rate – Derived from U.S. Treasury securities with similar maturities.
●	Expected life of the option – Estimated based on historical exercise patterns and contractual terms.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Additionally, the Company follows the guidance under ASU 2016-09, which introduced amendments to simplify certain accounting aspects of share-based compensation, including:

●	The treatment of tax benefits and tax deficiencies in income tax reporting.
●	The option to recognize forfeitures as they occur rather than estimating them upfront.
●	Cash flow classification for certain tax-related transactions.

The Company continues to evaluate and apply the latest Accounting Standards Updates (ASUs) and interpretive releases related to stock-based compensation to ensure compliance with evolving financial reporting requirements.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation,” using the fair value-based method. Under this guidance, compensation cost is measured at the grant date based on the fair value of the award and is recognized over the requisite service period, typically the vesting period.

ASC 718 establishes accounting standards for transactions in which an entity exchanges its equity instruments for goods or services. It also applies to transactions where an entity incurs liabilities based on the fair value of its equity instruments or liabilities that may be settled using equity instruments.

The Company applies the fair value method for equity instruments granted to both employees and non-employees, aligning non-employee share-based payment accounting with that of employees. The fair value of stock-based compensation is determined as of the grant date or the measurement date (i.e., when the performance obligation is completed) and is recognized over the vesting period.

The Company determines the fair value of stock options using the Black-Scholes option pricing model, considering the following key assumptions:

●	Exercise price – The agreed-upon price at which the option can be exercised.
●	Expected dividends – The anticipated dividend yield over the expected life of the option.
●	Expected volatility – Based on historical stock price fluctuations.
●	Risk-free interest rate – Derived from U.S. Treasury securities with similar maturities.
●	Expected life of the option – Estimated based on historical exercise patterns and contractual terms.

Additionally, the Company follows the guidance under ASU 2016-09, which introduced amendments to simplify certain accounting aspects of share-based compensation, including:

●	The treatment of tax benefits and tax deficiencies in income tax reporting.
●	The option to recognize forfeitures as they occur rather than estimating them upfront.
●	Cash flow classification for certain tax-related transactions.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

The Company continues to evaluate and apply the latest Accounting Standards Updates (ASUs) and interpretive releases related to stock-based compensation to ensure compliance with evolving financial reporting requirements.

Stock Warrants

Stock Warrants

In connection with certain financing transactions (debt or equity), consulting arrangements, or strategic partnerships, the Company may issue warrants to purchase shares of its common stock. These standalone warrants are not puttable or mandatorily redeemable by the holder and are classified as equity instruments in accordance with ASC 480, “Distinguishing Liabilities from Equity.”

The fair value of warrants issued for compensation purposes is measured using the Black-Scholes option pricing model.

Accounting Treatment of Warrants

●	Warrants issued in conjunction with common stock issuance are initially recorded at fair value as a reduction in Additional Paid-In Capital (APIC),
●	Warrants issued for services are recorded at fair value and expensed over the requisite service period or immediately upon issuance if no service period exists; and
●	Warrants classified as liabilities due to settlement features or pricing adjustments are remeasured at fair value each reporting period, with changes recognized in earnings.

Stock Warrants

In connection with certain financing transactions (debt or equity), consulting arrangements, or strategic partnerships, the Company may issue warrants to purchase shares of its common stock. These standalone warrants are not puttable or mandatorily redeemable by the holder and are classified as equity instruments in accordance with ASC 480, “Distinguishing Liabilities from Equity.”

The fair value of warrants issued for compensation purposes is measured using the Black-Scholes option pricing model. However, if warrants meet the definition of derivative liabilities under ASC 815, “Derivatives and Hedging,” fair value is determined using a binomial pricing model or other appropriate valuation techniques.

Accounting Treatment of Warrants

●	Warrants issued in conjunction with common stock issuance are initially recorded at fair value as a reduction in Additional Paid-In Capital (APIC),
●	Warrants issued for services are recorded at fair value and expensed over the requisite service period or immediately upon issuance if no service period exists; and
●	Warrants classified as liabilities due to settlement features or pricing adjustments are remeasured at fair value each reporting period, with changes recognized in earnings.

Basic and Diluted Earnings (Loss) per Share and Reverse Stock Split

Basic and Diluted Earnings Net Loss per Share

The Company computes net loss per share in accordance with ASC 260, Earnings Per Share. Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period.

During all periods presented, the Company reported a net loss. Accordingly, all potentially dilutive common stock equivalents were excluded from the computation of diluted net loss per share because their inclusion would have been anti-dilutive. As a result, diluted net loss per share is equal to basic net loss per share for all periods presented.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Anti-Dilutive Securities

The following potentially dilutive securities were excluded from the computation of diluted net loss per share for the six months ended December 31, 2025 and 2024 because their effect would have been anti-dilutive:

	December 31, 2025	December 31, 2024
Convertible debt	161,793,499	123,682,424
Series B, convertible preferred stock (8,366:1)	-	9,750,000
Series C, convertible preferred stock (6,000:1)	256,380,000	579,996,000
Series D, convertible preferred stock (6,000:1)	11,004,000	20,004,000
Warrants	193,651,646	192,038,743
Total common stock equivalents	622,829,145	925,471,167

All financial instruments listed above included as common stock equivalents represent those that are fully vested and exercisable.

Series C Convertible Preferred Stock — Lock-Up Provisions

Certain shares of Series C Convertible Preferred Stock issued as compensation and as acquisition consideration are subject to contractual lock-up provisions that restrict conversion into common stock for a specified period following issuance.

As of December 31, 2025, the Company had 559,489 shares of Series C Convertible Preferred Stock issued and outstanding, convertible into 3,356,934,000 shares of common stock on an as-converted basis at a conversion ratio of 6,000 shares of common stock for each share of Series C Convertible Preferred Stock. Of the total outstanding, 516,759 shares, representing 3,100,554,000 common share equivalents, are subject to contractual lock-up provisions and are not currently eligible for conversion. The lock-up provisions restrict conversion until the Company has completed an uplisting to a senior national stock exchange and effected a reverse stock split such that the Company’s authorized common shares are sufficient to accommodate conversion of all outstanding convertible securities. The remaining 42,730 shares, convertible into 256,380,000 shares of common stock, are currently eligible for conversion.

Because these shares are not currently convertible, they have been excluded from both the anti-dilutive securities table above and the authorized share sufficiency analysis below for all periods in which the lock-up restrictions remain in effect. Upon expiration of the applicable lock-up periods, such shares will be included in the anti-dilutive securities table to the extent the Company continues to report a net loss, or in diluted net loss per share if the Company reports net income.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Basic and Diluted Earnings (Loss) per Share and Reverse Stock Split

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings Per Share.” The calculation of basic EPS follows the two-class method and is determined by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding, including certain other shares committed to be issued.

Basic Earnings Per Share (EPS)

Basic EPS is calculated using the two-class method, and is computed as follows:

●	Net earnings available to common shareholders represent net earnings to common shareholders, adjusted for the allocation of earnings to participating securities.
●	Losses are not allocated to participating.
●	The denominator includes common shares outstanding and certain other shares committed to be issued, such as restricted stock and restricted stock units (“RSUs”), for which no future service is required.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Diluted Earnings Per Share (EPS)

Diluted EPS is calculated under both the two-class method and the treasury stock method, and the more dilutive result is reported.

●	Diluted EPS is computed by taking the sum of:

○	Net earnings available to common shareholders
○	Dividends on preferred shares
○	Dividends on dilutive mandatorily redeemable convertible preferred shares
○	Divided by the weighted average number of common shares outstanding and certain other shares committed to be issued, plus all dilutive common stock equivalents during the period, such as:
	■	Stock options
	■	Warrants
	■	Convertible preferred stock
	■	Convertible debt

●	Preferred shares and unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents (whether paid or unpaid) qualify as participating securities under the two-class method.

Net Loss Per Share Considerations

In computing net loss per share, unvested shares of common stock are excluded from the denominator.

Participating Securities & Share-Based Compensation

Restricted stock and RSUs granted as part of share-based compensation contain nonforfeitable rights to dividends and dividend equivalents, respectively. Therefore:

●	Before the requisite service is rendered for the right to retain the award, these instruments meet the definition of a participating security.
●	RSUs granted under an executive compensation plan, however, are not considered participating securities because the rights to dividend equivalents are forfeitable.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

The following potentially dilutive equity securities outstanding for the years ended June 30, 2025 and 2024, were as follows:

	June 30, 2025	June 30, 2024
Convertible debt	246,690,974	108,932,424
Series B, convertible preferred stock (5,000:1)	9,750,000	9,750,000
Series C, convertible preferred stock (6,000:1)	875,796,000	79,998,000
Series D, convertible preferred stock (6,000:1)	20,004,000	10,002,000
Warrants	191,996,343	191,799,274
Total common stock equivalents	1,344,237,317	400,481,698

Warrants included as common stock equivalents represent those that are fully vested and exercisable.

As of June 30, 2025, the total potential common stock equivalents (as shown above) exceeded the Company’s 200,000,000 authorized common shares, resulting in an insufficiency of authorized shares to settle all potential conversions or exercises. Because certain instruments cannot currently be settled solely in shares, they are not entirely within the Company’s control for share settlement.

In accordance with ASC 480-10-S99-3A and ASC 815-40-25, the Company has classified its Series B, Series C, and Series D Convertible Preferred Stock as temporary equity (mezzanine equity) in the consolidated balance sheets.

These instruments are not redeemable, but are presented outside of permanent equity due to the Company’s current lack of sufficient authorized shares to permit full conversion. The Company’s convertible debt remains classified as a liability, and its warrants are classified within equity, each in accordance with the relevant accounting guidance.

The Company intends to seek stockholder approval to amend its Certificate of Incorporation to increase the number of authorized common shares. Upon approval and filing of the amendment with the Nevada Secretary of State, and provided no other provisions outside the Company’s control exist, the Series B, Series C, and Series D Convertible Preferred Stock will be reclassified from temporary equity to permanent stockholders’ equity.

(See also Note 8 — Stockholders’ Deficit and Note 1 — Temporary Equity for additional information.)

Warrants included as common stock equivalents represent those that are fully vested and exercisable. See Note 8.

Convertible Preferred Stock Classification and Authorized Share Sufficiency

Convertible Preferred Stock Classification and Authorized Share Sufficiency

Temporary Equity Classification at June 30, 2025

As of June 30, 2025, the Company had 200,000,000 shares of common stock authorized. The total potential common stock equivalents issuable upon conversion or exercise of the Company’s outstanding Series B, Series C, and Series D Convertible Preferred Stock, warrants, and convertible notes payable exceeded the Company’s authorized common shares, resulting in an insufficiency of authorized shares to settle all potential conversions and exercises.

Because certain instruments could not be settled solely in shares, they were not entirely within the Company’s control for share settlement. In accordance with ASC 480-10-S99-3A and ASC 815-40-25, the Company classified its Series B, Series C, and Series D Convertible Preferred Stock as temporary equity (mezzanine equity) in the consolidated balance sheet as of June 30, 2025. These instruments are not redeemable; the temporary equity classification was based solely on the insufficiency of authorized shares to permit full conversion. The Company’s convertible debt was classified as a liability, and its warrants were classified within equity, each in accordance with the relevant accounting guidance.

Increase in Authorized Shares

On October 7, 2025, the Company’s majority voting stockholder approved an increase in the Company’s authorized common stock from 200,000,000 to 900,000,000 shares. The Board of Directors approved the change on the same date. In accordance with SEC Rule 14c-2, the amendment became effective 20 days after the Company mailed a definitive information statement on Schedule 14C to stockholders. The amendment to the Company’s Articles of Incorporation was filed with the Nevada Secretary of State and became effective on November 19, 2025. This change increased only the number of authorized shares and had no impact on the number of shares outstanding or on the rights of existing stockholders.

Resolution of Authorized Share Insufficiency and Reclassification to Permanent Equity

Following the increase in authorized common stock to 900,000,000 shares effective November 19, 2025, management reassessed whether sufficient authorized shares existed to settle all currently convertible or exercisable instruments. Excluding 516,759 shares of Series C Convertible Preferred Stock (convertible into 3,100,554,000 shares of common stock) that are contractually prohibited from conversion under the lock-up provisions described above, the Company’s remaining potential common stock equivalents did not exceed the 900,000,000 authorized shares as of the effective date of the amendment.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Because the condition that gave rise to the temporary equity classification — the insufficiency of authorized common shares — was resolved, the Company reclassified its Series B, Series C, and Series D Convertible Preferred Stock from temporary equity to permanent stockholders’ equity effective November 19, 2025. The reclassification was recorded at the then-existing carrying values, with no gain or loss recognized. The aggregate carrying value reclassified was $106,298,927, which included $11,925,000 attributable to a contingent consideration arrangement payable in Series C Convertible Preferred Stock. Any shares of Series C Convertible Preferred Stock issued or issuable upon resolution of the contingent consideration arrangement are subject to the same contractual lock-up provisions applicable to the outstanding Series C Convertible Preferred Stock and are not eligible for conversion until the Company has completed an uplisting to a senior national stock exchange and effected a reverse stock split such that the Company’s authorized common shares are sufficient to accommodate conversion of all outstanding convertible securities.

Contingent Consideration — Series C Convertible Preferred Stock

In connection with the acquisitions of the Victorville and Rancho Mirage hotel properties, the Company agreed to issue additional shares of Series C Convertible Preferred Stock upon the achievement of certain post-acquisition milestones As of December 31, 2025, the contingencies had not been resolved and no shares had been issued under these arrangements.

In connection with the acquisitions of the Victorville and Rancho Mirage hotel properties, the Company agreed to issue additional shares of Series C Convertible Preferred Stock upon the achievement of certain post-acquisition milestones. The contingent consideration provides for the issuance of up to 41,667 shares related to the Victorville acquisition and up to 20,000 shares related to the Rancho Mirage acquisition, for a combined total of up to 61,667 shares, representing 370,002,000 shares of common stock on an as-converted basis. As of December 31, 2025, no milestones have been achieved and no shares have been issued under these arrangements. Accordingly, the contingent shares have not been included in the authorized share sufficiency analysis. In the event the milestones are achieved and the contingent shares are issued, the Company will reassess authorized share sufficiency at that time, as the 370,002,000 equivalent shares would exceed the Company’s remaining available authorized shares of approximately 63,803,000 as of December 31, 2025.

The contingent consideration was initially measured at fair value in accordance with ASC 805, Business Combinations, and classified as temporary equity due to the authorized share insufficiency described above. The fair value of the contingent consideration as of December 31, 2025 was $11,925,000, comprised of $7,125,000 related to the Victorville acquisition and $4,800,000 related to the Rancho Mirage acquisition. The contingent consideration was reclassified to permanent stockholders’ equity along with the issued preferred stock effective November 19, 2025, as described above.

Contingent consideration classified in stockholders’ equity is not subsequently remeasured; adjustments are recognized only upon resolution of the contingency.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Ongoing Monitoring

The Company will continue to monitor its authorized share capacity relative to total potential common stock equivalents, including upon expiration of the Series C lock-up provisions, the resolution of the contingent consideration arrangements, the issuance of additional convertible instruments, and any changes to outstanding warrants or conversion terms. If at any future date the Company’s total potential common stock equivalents (including previously locked-up Series C shares and any Series C shares issued upon resolution of contingent consideration) exceed its authorized shares, the Company will reassess the equity classification of its convertible preferred stock at that time.

See Note 8.

Related Parties

Related Parties

The Company defines related parties in accordance with ASC 850, “Related Party Disclosures,” and SEC Regulation S-X, Rule 4-08(k). Related parties include entities and individuals that, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company.

Related parties include, but are not limited to:

●	Principal owners of the Company.
●	Members of management (including directors, executive officers, and key employees).
●	Immediate family members of principal owners and members of management.
●	Entities affiliated with principal owners or management through direct or indirect ownership.
●	Entities with which the Company has significant transactions, where one party has the ability to exercise control or significant influence over the management or operating policies of the other.

A party is considered related if it has the ability to control or significantly influence the management or operating policies of the Company in a manner that could prevent either party from fully pursuing its own separate economic interests.

The Company discloses all material related party transactions, including:

●	The nature of the relationship between the parties.
●	A description of the transaction(s), including terms and amounts involved.
●	Any amounts due to or from related parties as of the reporting date.
●	Any other elements necessary for a clear understanding of the transactions’ effects on the financial statements.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Related party disclosures are presented in accordance with ASC 850-10-50-1 through 50-6, which require disclosure of the nature, terms, and financial effects of material related party transactions. The Company also complies with SEC Regulation S-X, Rule 4-08(k), which requires disclosure of material related party balances and transactions, including their effect on the Company’s consolidated financial position and results of operations

Related Parties

The Company defines related parties in accordance with ASC 850, “Related Party Disclosures,” and SEC Regulation S-X, Rule 4-08(k). Related parties include entities and individuals that, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company.

Related parties include, but are not limited to:

●	Principal owners of the Company.
●	Members of management (including directors, executive officers, and key employees).
●	Immediate family members of principal owners and members of management.
●	Entities affiliated with principal owners or management through direct or indirect ownership.
●	Entities with which the Company has significant transactions, where one party has the ability to exercise control or significant influence over the management or operating policies of the other.

A party is considered related if it has the ability to control or significantly influence the management or operating policies of the Company in a manner that could prevent either party from fully pursuing its own separate economic interests.

The Company discloses all material related party transactions, including:

●	The nature of the relationship between the parties.
●	A description of the transaction(s), including terms and amounts involved.
●	Any amounts due to or from related parties as of the reporting date.
●	Any other elements necessary for a clear understanding of the transactions’ effects on the financial statements.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Disclosures are made in accordance with ASC 850-10-50-1 through 50-6 and SEC Regulation S-X, Rule 4-08(k), which requires registrants to disclose material related party transactions and their effects on the financial position and results of operations.

●	See Note 4 for accrued liabilities – related parties.

Recent Accounting Standards

Recent Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances disclosures related to income tax rate reconciliation and income taxes paid.

The Company adopted ASU 2023-09 effective July 1, 2025 (fiscal 2026). Adoption did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Standards

Adopted Accounting Standards

ASU 2023-07 — Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures

In November 2023, the FASB issued ASU 2023-07 to improve disclosures related to reportable segments. The standard requires:

●	Enhanced disclosure of significant segment expenses regularly reviewed by the Chief Operating Decision Maker (CODM), even if those expenses are not allocated in segment profit or loss.
●	More detailed descriptions of how segment profit or loss is measured, and how reported measures align with internal management reporting.

The Company adopted ASU 2023-07 on July 1, 2024. The adoption did not have a material impact on the Company’s consolidated financial statements.

ASU 2023-09 — Income Taxes (Topic 740): Improvements to Income Tax Disclosures Issued in December 2023, ASU 2023-09 enhances income tax disclosures by:

●	Requiring standardized disaggregation of the effective tax rate reconciliation into prescribed categories.
●	Mandating jurisdictional disclosure of income taxes paid, broken out by federal, state, and significant foreign jurisdictions.
●	Expanding narrative explanations for reconciling items and effective tax rate fluctuations.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

The Company adopted ASU 2023-09 on July 1, 2024. The adoption did not have a material impact on the Company’s consolidated financial statements.

Adopted Accounting Standards (Not Yet Adopted)

ASU 2024-03 — Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, which requires greater disaggregation of certain income statement expense categories, including:

●	Inventory purchases
●	Employee compensation
●	Depreciation and amortization
●	Selling expenses, including a definition of what is included in that category

The standard is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027. Early adoption is permitted.

The Company is currently assessing the impact of ASU 2024-03 on its financial statement presentation and footnote disclosures. The standard is not expected to have a material effect on the Company’s financial condition, results of operations, or cash flows.

ASU 2025-05 — Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets

In July 2025, the FASB issued ASU 2025-05, which provides (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, Revenue from Contracts with Customers.

The practical expedient allows an entity to assume that, when estimating expected credit losses, current conditions as of the balance sheet date remain unchanged for the remaining life of the asset. The accounting policy election permits nonpublic entities that elect the practical expedient to also consider collection activity occurring after the balance sheet date when estimating expected credit losses.

The standard is effective for fiscal years beginning after December 15, 2025, and for interim periods within those annual reporting periods. Early adoption is permitted.

Accordingly, the Company will adopt ASU 2025-05 for its fiscal year beginning July 1, 2026.

The Company has evaluated ASU 2025-05 and does not expect the standard to have a material impact on its financial condition, results of operations, or cash flows.

Other Accounting Standards Updates

The FASB has issued other technical corrections and narrow-scope amendments across various accounting topics. These updates are not expected to have a material impact on the Company’s consolidated financial statements.

Accounting Standards Not Yet Adopted

Accounting Standards Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires expanded disclosure of certain expense categories.

The standard is effective for fiscal years beginning after December 15, 2026. The Company is currently evaluating the impact of the standard, which is not expected to be material.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient for estimating expected credit losses.

The standard is effective for fiscal years beginning after December 15, 2025. The Company plans to adopt ASU 2025-05 for its fiscal year beginning July 1, 2026, and does not expect a material impact.

Other Accounting Standards Updates

The FASB has issued other technical corrections and narrow-scope amendments across various accounting topics. These updates are not expected to have a material impact on the Company’s consolidated financial statements.

Reclassifications

Reclassifications

Certain amounts in the prior year’s financial statements have been reclassified to conform to the current year presentation. These reclassifications had no material impact on the Company’s consolidated results of operations, stockholders’ equity (deficit), or cash flows.

As a result of the classification of the Company’s Snacks and Beverages segment as discontinued operations, the related results of operations, cash flows, and disclosures have been reclassified and presented separately from continuing operations for all periods presented.

Reclassifications

Certain amounts in the prior year’s financial statements have been reclassified to conform to the current year presentation.

These reclassifications had no material impact on the Company’s consolidated results of operations, stockholders’ deficit, or cash flows.

As a result of the classification of the Company’s Snacks and Beverages segment as discontinued operations, prior-period amounts in the consolidated statements of operations and related disclosures have been reclassified to conform to the current-year presentation.

Risks and Uncertainties

Risks and Uncertainties

The Company operates in a highly competitive industry that is subject to intense market dynamics, shifting consumer demand, and economic fluctuations. The Company’s operations are exposed to significant financial, operational, and strategic risks, including potential business disruptions, supply chain constraints, and liquidity challenges.

In accordance with ASC 275, “Risks and Uncertainties,” the Company evaluates and discloses risks that could materially affect its financial condition, results of operations, and business outlook. Key factors contributing to variability in sales and earnings include:

1.	Industry Cyclicality – The Company’s financial performance is affected by industry trends, seasonality, and shifts in market demand.
2.	Macroeconomic Conditions – Economic downturns, inflationary pressures, interest rate changes, and geopolitical risks may impact consumer purchasing behavior and the Company’s revenue streams.
3.	Pricing Volatility – The cost and availability of raw materials, supply chain disruptions, and competitive pricing pressures can lead to fluctuations in gross margins and profitability.

Given these uncertainties, the Company faces challenges in accurately forecasting financial performance and may experience material risks affecting liquidity, business continuity, and long-term strategic growth. The Company continuously assesses these risks and implements measures to mitigate their potential impact.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Contract Liabilities (Deferred Revenue)

Contract Liabilities (Deferred Revenue)

Contract liabilities represent amounts received in advance of performance obligations being satisfied. As RaaS and other services are generally invoiced and paid monthly as performed, deferred revenue balances are not material.

As of June 30, 2025 and 2024, the Company had deferred revenue of $557,725 and $512,696, respectively.

The following represents the Company’s disaggregation of revenues for the years ended June 30, 2025 and 2024:

	Year Ended June 30,
	2025		2024
	Revenue	% of Revenues	Revenue	% of Revenues

Foodservice Packaging	$466,633	96.75%	$-	0.00%
Robotics as a Service (RaaS)	15,652	3.25%	-	0.00%
Total revenues - net	$482,285	100.00%	$-	0.00%

Revenue from foodservice packaging is recognized at the point in time when control transfers to the customer, generally upon shipment.

RaaS revenues are recognized over time, on a straight-line basis, as services are provided (monthly) during the contract term.

Consideration under both revenue streams is substantially fixed, and the Company does not have material variable consideration.

The Company did not generate revenues from continuing operations during the year ended June 30, 2024.

Revenues from discontinued snack and beverage operations are presented separately in Note 14.

Temporary Equity

Temporary Equity

The Company classifies certain equity instruments outside of permanent stockholders’ equity when required by applicable accounting guidance. In accordance with ASC 480-10-S99-3A and ASC 815-40-25, instruments are presented as temporary equity (mezzanine equity) if they are redeemable or if settlement in the Company’s common shares is not solely within the Company’s control.

Temporary equity generally includes convertible or equity-linked instruments that, under certain conditions, may require cash settlement or cannot be fully settled in shares due to limitations such as insufficient authorized stock. Instruments classified as temporary equity are remeasured or reassessed each reporting period and are reclassified to permanent equity when the conditions requiring temporary presentation are resolved.

(See Note 8 — Stockholders’ Deficit and Note 1 — Earnings Per Share for additional information.)